MARKED TO SHOW CHANGES

                                                       SEC File Nos.  2-83847
                                                                     811-3734

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                             Registration Statement
                                     Under
                            the Securities Act of 1933

                         Post-Effective Amendment No.  20
                                      and
                              Registration Statement
                                     Under
                        The Investment Company Act of 1940
                                 Amendment No.  20

                             EUROPACIFIC GROWTH FUND
                (Exact Name of Registrant as specified in charter)
                              333 South Hope Street
                           Los Angeles, California 90071
                       (Address of principal executive offices)

                Registrant's telephone number, including area code:
                                 (213) 486-9200

                                Vincent P. Corti
                    Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)

                                   Copies to:
                           MICHAEL J. FAIRCLOUGH, ESQ.
                             O'Melveny & Myers LLP
                             400 South Hope Street
                          Los Angeles, California  90071
                           (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on June 1, 1999, pursuant to paragraph (b) of rule 485.

                            The American Funds Logo

--------------------------------------------------------------------------------

                                  EuroPacific
                                 Growth Fund(R)
                                   Prospectus

                                  JUNE 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EUROPACIFIC GROWTH FUND
333 South Hope Street
Los Angeles, CA 90071
TICKER SYMBOL: AEPGX            NEWSPAPER ABBREV.: Eupac            FUND NO.: 16

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Risk/Return Summary                                             2
 ..............................................................
Fees and Expenses of the Fund                                   5
 ..............................................................
Investment Objective, Strategies and Risks                      6
 ..............................................................
Year 2000                                                       9
 ..............................................................
Management and Organization                                    10
 ..............................................................
Shareholder Information                                        12
 ..............................................................
Purchase and Exchange of Shares                                13
 ..............................................................
Distribution Arrangements                                      17
 ..............................................................
Financial Highlights                                           18

--------------------------------------------------------------------------------

16-010-0699/B
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    1

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe or the Pacific Basin.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to world political, social and economic instability, and currency fluctuations. The prices of equity securities will be affected by events specifically involving the companies whose securities are owned in the fund.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

  2   EUROPACIFIC GROWTH FUND / PROSPECTUS

INVESTMENT RESULTS

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.

  Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

[bar chart]
1989  24.19
1990  -0.11
1991  18.59
1992   2.30
1993  35.60
1994   1.13
1995  12.87
1996  18.64
1997   9.19
1998  15.54
[end bar chart]

 The fund's year-to-date return for the three months ended March 31, 1999 was 6.37%.

 The fund's highest/lowest quarterly results during this time period were:

 X HIGHEST   17.89% (quarter ended December 31, 1998)

 X LOWEST   -13.85% (quarter ended September 30, 1990)

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    3

For periods ended December 31, 1998:

                                        THE FUND WITH
                                           MAXIMUM            MORGAN STANLEY
AVERAGE ANNUAL                          SALES CHARGE       CAPITAL INTERNATIONAL
TOTAL RETURN                             DEDUCTED(1)           EAFE INDEX(2)
--------------------------------------------------------------------------------
One Year                                    8.89%                 20.33%
 ......................................................................................................
Five Years                                  9.99%                  9.50%
 ......................................................................................................
Ten Years                                  12.63%                  5.85%
 ......................................................................................................
Lifetime(3)                                15.38%                 14.29%

(1) These fund results were calculated according to a formula which requires that the maximum sales charge of 5.75% be deducted and include the reinvestment of dividend and capital gain distributions. Results would be higher if they were calculated at net asset value.

(2) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses.

(3) The fund began investment operations on April 16, 1984.

  4   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge imposed on purchases
(as a percentage of offering price)                       5.75%(1)
 ...............................................................................
Maximum sales charge imposed on reinvested dividends         0%
 ...............................................................................
Maximum deferred sales charge                                0%(2)
 ...............................................................................
Redemption or exchange fees                                  0%

(1) Sales charges are reduced or eliminated for larger purchases.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management Fees                                            0.47%
 ................................................................................
Service (12b-1) Fees                                       0.24%*
 ................................................................................
Other Expenses                                             0.13%
 ................................................................................
Total Annual Fund Operating Expenses                       0.84%

*12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

One Year                                                 $  656
 ................................................................................
Three Years                                              $  828
 ................................................................................
Five Years                                               $1,014
 ................................................................................
Ten Years                                                $1,553

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    5

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in Europe or the Pacific Basin.

The prices of equity securities may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are potentially heightened in connection with investments in developing countries. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments of any issuer to any extent deemed appropriate. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

  6   EUROPACIFIC GROWTH FUND / PROSPECTUS

ADDITIONAL INVESTMENT RESULTS

For periods ended December 31, 1998:

                                                                      MORGAN STANLEY
AVERAGE ANNUAL                   THE FUND WITH         LIPPER      CAPITAL INTERNATIONAL
TOTAL RETURN                   NO SALES CHARGE(1)    AVERAGE(2)        EAFE INDEX(3)
----------------------------------------------------------------------------------------
One Year                          15.54%              13.02%          20.33%
 ........................................................................................
Five Years                        11.30%               7.98%           9.50%
 ........................................................................................
Ten Years                         13.30%               9.35%           5.85%
 ........................................................................................
Lifetime(4)                       15.85%              13.19%          14.29%

(1) These fund results were calculated according to a formula that is required for all stock and bond funds and includes the reinvestment of dividend and capital gain distributions.

(2) The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. Sales charges and commissions are not reflected in the results of the underlying funds.

(3) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses.

(4) The fund began investment operations on April 16, 1984.

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    7

  The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, March 31, 1999.

                            INDUSTRY DIVERSIFICATION

                                             HEALTH &      BROADCASTING &    ELECTRONIC       CASH AND
TELECOMMUNICATIONS            BANKING      PERSONAL CARE     PUBLISHING      COMPONENTS      EQUIVALENTS    BONDS & NOTES
------------------            -------      -------------   --------------    ----------      -----------    -------------
19.13                          8.43            7.20             5.61            5.38            9.41            0.56

                               OTHER
TELECOMMUNICATIONS          INDUSTRIES
------------------          ----------
19.13                          44.28

PERCENT INVESTED BY    PERCENT OF
COUNTRY                NET ASSETS
----------------------------------
EUROPE
  United Kingdom              15.4%
  Germany                      7.0
  France                       5.6
  Sweden                       5.5
  Netherlands                  4.8
  Italy                        4.4
  Switzerland                  3.2
  Finland                      2.6
  Norway                       1.1
  Ireland                       .9
  Denmark                       .9
  Spain                         .8
  Other Europe                  .6
 .......................................................
PACIFIC BASIN
ASIA
 .......................................................
  Japan                       13.9%
  Australia                    6.1
  Hong Kong                    1.4
  South Korea                  1.4
  Taiwan                       1.4
  Philippines                  1.0
  Other Asia                    .8
 .......................................................
THE AMERICAS
 .......................................................
  Canada                       4.0%
  Mexico                       3.1
  Other Americas                .5
 .......................................................
OTHER
 .......................................................
  Brazil                       1.1%
  South Africa                  .9
  India                         .5
  Other Countries              1.7

----------------------------------
     TEN LARGEST       PERCENT OF
 INDIVIDUAL HOLDINGS   NET ASSETS

Mannesmann                    3.42%
 .......................................................
Telecom Italia                2.50
 .......................................................
Astra                         2.42
 .......................................................
Telefonos de Mexico           1.67
 .......................................................
Deutsche Telekom              1.65
 .......................................................
Nokia                         1.65
 .......................................................
Novartis                      1.59
 .......................................................
News Corp.                    1.45
 .......................................................
Dixons Group                  1.37
 .......................................................
Ericsson                      1.34
 .......................................................

         Because the fund is actively managed, its holdings will change from time to time.

  8   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. These risks may be particularly acute in certain countries outside the U.S. in which the fund may invest and may adversely affect the fund's net asset value and total return. The fund and its investment adviser will continue to monitor developments relating to this issue.

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    9

--------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are listed on the following page.

  10   EUROPACIFIC GROWTH FUND / PROSPECTUS

                                                                         APPROXIMATE YEARS OF EXPERIENCE
                                                                          AS AN INVESTMENT PROFESSIONAL
                                               YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE YEARS)
                                             AS PORTFOLIO COUNSELOR   .....................................
                                                  (AND RESEARCH          WITH CAPITAL
                                                PROFESSIONAL, IF         RESEARCH AND
 PORTFOLIO COUNSELORS                            APPLICABLE) FOR          MANAGEMENT
   FOR EUROPACIFIC                           EUROPACIFIC GROWTH FUND       COMPANY
     GROWTH FUND         PRIMARY TITLE(S)         (APPROXIMATE)         OR AFFILIATES        TOTAL YEARS
 -----------------------------------------------------------------------------------------------------------
 THIERRY VANDEVENTER   Vice Chairman of the  15 years (since the      36 years            36 years
                       Board of the fund.    fund began operations)
                       Director, Capital
                       Research and
                       Management Company
 -----------------------------------------------------------------------------------------------------------
 MARK E.               President of the      8 years (plus 3 years    17 years            17 years
 DENNING               fund. Director,       as a research
                       Capital Research and  professional prior to
                       Management Company.   becoming a portfolio
                       Senior Vice           counselor for the fund)
                       President, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 STEPHEN E.            Executive Vice        15 years (since the      27 years            33 years
 BEPLER                President of the      fund began operations)
                       fund. Senior Vice
                       President, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE    Senior Vice           5 years (plus 7 years    14 years            14 years
                       President of the      as a research
                       fund. Vice            professional prior to
                       President, Capital    becoming a portfolio
                       Research and          counselor for the fund)
                       Management Company.
                       Executive Vice
                       President and
                       Director, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 JANET A.              Senior Vice           9 years (plus 5 years    17 years            23 years
 MCKINLEY              President of the      as a research
                       fund. Director,       professional prior to
                       Capital Research and  becoming a portfolio
                       Management Company.   counselor for the fund)
                       Senior Vice
                       President, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 ALWYN                 Vice President of     3 years (plus 4 years    7 years             11 years
 HEONG                 the fund. Vice        as a research
                       President, Capital    professional prior to
                       Research Company*     becoming a portfolio
                                             counselor for the fund)
 -----------------------------------------------------------------------------------------------------------
 MARTIAL               Senior Vice           5 years (plus 5 years    27 years            27 years
 CHAILLET              President and         as a research
                       Director, Capital     professional prior to
                       Research Company*     becoming a portfolio
                                             counselor for the fund)
 -----------------------------------------------------------------------------------------------------------

  * Company affiliated with Capital Research and Management Company.

   The fund began investment operations on April 16, 1984.
                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    11

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180
                          U.S. CALL TOLL-FREE MAP 1/3

      WESTERN SERVICE    WESTERN CENTRAL    EASTERN CENTRAL      EASTERN SERVICE
      CENTER             SERVICE CENTER     SERVICE CENTER       CENTER
      American Funds     American Funds     American Funds       American Funds
      Service Company    Service Company    Service Company      Service Company
      P.O. Box 2205      P.O. Box 659522    P.O. Box 6007        P.O. Box 2280
      Brea, California   San Antonio,       Indianapolis,        Norfolk, Virginia
      92822-2205         Texas              Indiana              23501-2280
      Fax: 714/671-7080  78265-9522         46206-6007           Fax: 757/670-4773
                         Fax: 210/474-4050  Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

  12   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account                                    $250
   For a retirement plan account                           $250
   For a retirement plan account through payroll           $ 25
      deduction
To add to an account                                       $ 50
   For a retirement plan account through payroll           $ 25
      deduction

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.
                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    13

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                 SALES CHARGE AS A PERCENTAGE OF
                                .................................
                                                         NET          DEALER CONCESSION
                                    OFFERING            AMOUNT             AS % OF
          INVESTMENT                 PRICE             INVESTED        OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $50,000                  5.75%               6.10%              5.00%
 ....................................................................................................................................
$50,000 but less than $100,000     4.50%               4.71%              3.75%
 ....................................................................................................................................
$100,000 but less than
  $250,000                         3.50%               3.63%              2.75%
 ....................................................................................................................................
$250,000 but less than
  $500,000                         2.50%               2.56%              2.00%
 ....................................................................................................................................
$500,000 but less $1 million       2.00%               2.04%              1.60%
 ....................................................................................................................................
$1 million or more and certain
  other
investments described below      see below           see below          see below

PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

  14   EUROPACIFIC GROWTH FUND / PROSPECTUS

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s)

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    15

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R):

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day

  -  Checks must be made payable to the registered shareholder

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

  16   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to pay dividends to you, usually twice a year. Capital gains, if any, are also usually distributed twice a year.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund are subject to income tax and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you as capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

Please see the statement of additional information, "Welcome to the Family" guide and your tax adviser for further information.

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    17

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                          YEAR ENDED MARCH 31
                                                      ...........................
                                       1999         1998         1997         1996         1995
                                      -------------------------------------------------
Net asset value,
beginning of period                    $29.56       $26.70       $24.28       $20.89       $21.95
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     .42          .45          .46          .46          .35
 ...................................................................................................................................
Net gains or losses
on securities (both
realized and unrealized)                 1.85         4.79         3.28         3.63         (.19)
----------------------------------------------------------------------------------------------
Total from investment operations         2.27         5.24         3.74         4.09          .16
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net
investment income)                       (.36)        (.433)       (.41)        (.49)        (.317)
 ...........................................................................................................................
Dividends (from net realized
non-U.S currency gains)(1)              --            (.017)       (.03)       --            (.003)
 ...........................................................................................................................
Distributions (from capital gains)      (1.26)       (1.93)        (.88)        (.21)        (.90)
----------------------------------------------------------------------------------------------
Total distributions                     (1.62)       (2.38)       (1.32)        (.70)       (1.22)
 ...........................................................................................................................
Net asset value,
end of period                          $30.21       $29.56       $26.70       $24.28       $20.89
----------------------------------------------------------------------------------------------
Total Return(2)                          8.18%       20.97%       15.88%       19.84%         .71%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period             $22,083      $21,316      $16,737      $12,335          588
 ...........................................................................................................................
Ratio of expenses to
average net assets                        .84%         .86%         .90%         .95%         .97%
 ...........................................................................................................................
Ratio of net income to
average net assets                       1.45%        1.64%        1.77%        2.09%        1.80%
 ...........................................................................................................................
Portfolio turnover rate                 31.73%       30.51%       25.82%       21.77%       16.02%

(1) Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

(2) Excludes maximum sales charge of 5.75%.

  18   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
NOTES

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    19

--------------------------------------------------------------------------------
NOTES

  20   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
NOTES

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    21

   FOR SHAREHOLDER         FOR RETIREMENT PLAN        FOR DEALER
   SERVICES                SERVICES                   SERVICES
   American Funds          Call your employer or      American Funds
   Service Company         plan administrator         Distributors
   800/421-0180                                       800/421-9900 ext.11

                      FOR 24-HOUR INFORMATION
                  American         American Funds
                  FundsLine(R)     Internet Web site
                  800/325-3590     http://www.americanfunds.com

   Telephone conversations may be recorded or monitored for
   verification, recordkeeping and quality assurance purposes.
   ------------------------------------------------------------
   MULTIPLE TRANSLATIONS

   This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the
   meaning of any word or phrase in a translation, the English text will prevail.
   ------------------------------------------------------------
   OTHER FUND INFORMATION

  ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
   Contains additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

   STATEMENT OF ADDITIONAL INFORMATION (SAI)

   Contains more detailed information on all aspects of the fund, including the fund's financial statements.

   A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C.
   (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

   CODE OF ETHICS

   Includes a description of the fund's personal investing policy.

   To request a free copy of any of the documents above:

   Call American Funds      or     Write to the Secretary of
   Service Company                 the fund
   800/421-0180 ext.1              333 South Hope Street
                                   Los Angeles, CA 90071

   Investment Company File No. 811-3734
                                    [LOGO] Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Vincent P. Corti
    Vincent P. Corti
    Secretary

                            The American Funds Logo

--------------------------------------------------------------------------------

                                  EuroPacific
                                 Growth Fund(R)
                                   Prospectus

                                  JUNE 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EUROPACIFIC GROWTH FUND
333 South Hope Street
Los Angeles, CA 90071
TICKER SYMBOL: AEPGX            NEWSPAPER ABBREV.: Eupac            FUND NO.: 16

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Risk/Return Summary                                             2
 ..............................................................
Fees and Expenses of the Fund                                   5
 ..............................................................
Investment Objective, Strategies and Risks                      6
 ..............................................................
Year 2000                                                       9
 ..............................................................
Management and Organization                                    10
 ..............................................................
Shareholder Information                                        12
 ..............................................................
Purchase and Exchange of Shares                                13
 ..............................................................
Distribution Arrangements                                      17
 ..............................................................
Financial Highlights                                           18

--------------------------------------------------------------------------------

16-010-0699/B
                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    1

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe or the Pacific Basin.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to world political, social and economic instability, and currency fluctuations. The prices of equity securities will be affected by events specifically involving the companies whose securities are owned in the fund.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

  2   EUROPACIFIC GROWTH FUND / PROSPECTUS

INVESTMENT RESULTS

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.

  Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

[bar chart]
1989  24.19
1990  -0.11
1991  18.59
1992   2.30
1993  35.60
1994   1.13
1995  12.87
1996  18.64
1997   9.19
1998  15.54
[end bar chart]

 The fund's year-to-date return for the three months ended March 31, 1999 was 6.37%.

 The fund's highest/lowest quarterly results during this time period were:

 X HIGHEST   17.89% (quarter ended December 31, 1998)

 X LOWEST   -13.85% (quarter ended September 30, 1990)

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    3

For periods ended December 31, 1998:

                                        THE FUND WITH
                                           MAXIMUM            MORGAN STANLEY
AVERAGE ANNUAL                          SALES CHARGE       CAPITAL INTERNATIONAL
TOTAL RETURN                             DEDUCTED(1)           EAFE INDEX(2)
--------------------------------------------------------------------------------
One Year                                    8.89%                 20.33%
 ......................................................................................................
Five Years                                  9.99%                  9.50%
 ......................................................................................................
Ten Years                                  12.63%                  5.85%
 ......................................................................................................
Lifetime(3)                                15.38%                 14.29%

(1) These fund results were calculated according to a formula which requires that the maximum sales charge of 5.75% be deducted and include the reinvestment of dividend and capital gain distributions. Results would be higher if they were calculated at net asset value.

(2) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses.

(3) The fund began investment operations on April 16, 1984.

  4   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
--------------------------------------------------------------------------------

Maximum sales charge imposed on purchases
(as a percentage of offering price)                       5.75%(1)
 ...............................................................................
Maximum sales charge imposed on reinvested dividends         0%
 ...............................................................................
Maximum deferred sales charge                                0%(2)
 ...............................................................................
Redemption or exchange fees                                  0%

(1) Sales charges are reduced or eliminated for larger purchases.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

Management Fees                                            0.47%
 ................................................................................
Service (12b-1) Fees                                       0.24%*
 ................................................................................
Other Expenses                                             0.13%
 ................................................................................
Total Annual Fund Operating Expenses                       0.84%

*12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

One Year                                                 $  656
 ................................................................................
Three Years                                              $  828
 ................................................................................
Five Years                                               $1,014
 ................................................................................
Ten Years                                                $1,553

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    5

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in Europe or the Pacific Basin.

The prices of equity securities may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are potentially heightened in connection with investments in developing countries. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments of any issuer to any extent deemed appropriate. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

  6   EUROPACIFIC GROWTH FUND / PROSPECTUS

ADDITIONAL INVESTMENT RESULTS

For periods ended December 31, 1998:

                                                                      MORGAN STANLEY
AVERAGE ANNUAL                   THE FUND WITH         LIPPER      CAPITAL INTERNATIONAL
TOTAL RETURN                   NO SALES CHARGE(1)    AVERAGE(2)        EAFE INDEX(3)
----------------------------------------------------------------------------------------
One Year                          15.54%              13.02%          20.33%
 ........................................................................................
Five Years                        11.30%               7.98%           9.50%
 ........................................................................................
Ten Years                         13.30%               9.35%           5.85%
 ........................................................................................
Lifetime(4)                       15.85%              13.19%          14.29%

(1) These fund results were calculated according to a formula that is required for all stock and bond funds and includes the reinvestment of dividend and capital gain distributions.

(2) The Lipper International Funds Average consists of funds that invest assets in securities with primary trading markets outside the United States. Sales charges and commissions are not reflected in the results of the underlying funds.

(3) The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses.

(4) The fund began investment operations on April 16, 1984.

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    7

  The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, March 31, 1999.

                            INDUSTRY DIVERSIFICATION

                                             HEALTH &      BROADCASTING &    ELECTRONIC       CASH AND
TELECOMMUNICATIONS            BANKING      PERSONAL CARE     PUBLISHING      COMPONENTS      EQUIVALENTS    BONDS & NOTES
------------------            -------      -------------   --------------    ----------      -----------    -------------
19.13                          8.43            7.20             5.61            5.38            9.41            0.56

                               OTHER
TELECOMMUNICATIONS          INDUSTRIES
------------------          ----------
19.13                          44.28

PERCENT INVESTED BY    PERCENT OF
COUNTRY                NET ASSETS
----------------------------------
EUROPE
  United Kingdom              15.4%
  Germany                      7.0
  France                       5.6
  Sweden                       5.5
  Netherlands                  4.8
  Italy                        4.4
  Switzerland                  3.2
  Finland                      2.6
  Norway                       1.1
  Ireland                       .9
  Denmark                       .9
  Spain                         .8
  Other Europe                  .6
 .......................................................
PACIFIC BASIN
ASIA
 .......................................................
  Japan                       13.9%
  Australia                    6.1
  Hong Kong                    1.4
  South Korea                  1.4
  Taiwan                       1.4
  Philippines                  1.0
  Other Asia                    .8
 .......................................................
THE AMERICAS
 .......................................................
  Canada                       4.0%
  Mexico                       3.1
  Other Americas                .5
 .......................................................
OTHER
 .......................................................
  Brazil                       1.1%
  South Africa                  .9
  India                         .5
  Other Countries              1.7

----------------------------------
     TEN LARGEST       PERCENT OF
 INDIVIDUAL HOLDINGS   NET ASSETS

Mannesmann                    3.42%
 .......................................................
Telecom Italia                2.50
 .......................................................
Astra                         2.42
 .......................................................
Telefonos de Mexico           1.67
 .......................................................
Deutsche Telekom              1.65
 .......................................................
Nokia                         1.65
 .......................................................
Novartis                      1.59
 .......................................................
News Corp.                    1.45
 .......................................................
Dixons Group                  1.37
 .......................................................
Ericsson                      1.34
 .......................................................

         Because the fund is actively managed, its holdings will change from time to time.

  8   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. These risks may be particularly acute in certain countries outside the U.S. in which the fund may invest and may adversely affect the fund's net asset value and total return. The fund and its investment adviser will continue to monitor developments relating to this issue.

                                       EUROPACIFIC GROWTH FUND / PROSPECTUS    9

--------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are listed on the following page.

  10   EUROPACIFIC GROWTH FUND / PROSPECTUS

                                                                         APPROXIMATE YEARS OF EXPERIENCE
                                                                          AS AN INVESTMENT PROFESSIONAL
                                               YEARS OF EXPERIENCE       (INCLUDING THE LAST FIVE YEARS)
                                             AS PORTFOLIO COUNSELOR   .....................................
                                                  (AND RESEARCH          WITH CAPITAL
                                                PROFESSIONAL, IF         RESEARCH AND
 PORTFOLIO COUNSELORS                            APPLICABLE) FOR          MANAGEMENT
   FOR EUROPACIFIC                           EUROPACIFIC GROWTH FUND       COMPANY
     GROWTH FUND         PRIMARY TITLE(S)         (APPROXIMATE)         OR AFFILIATES        TOTAL YEARS
 -----------------------------------------------------------------------------------------------------------
 THIERRY VANDEVENTER   Vice Chairman of the  15 years (since the      36 years            36 years
                       Board of the fund.    fund began operations)
                       Director, Capital
                       Research and
                       Management Company
 -----------------------------------------------------------------------------------------------------------
 MARK E.               President of the      8 years (plus 3 years    17 years            17 years
 DENNING               fund. Director,       as a research
                       Capital Research and  professional prior to
                       Management Company.   becoming a portfolio
                       Senior Vice           counselor for the fund)
                       President, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 STEPHEN E.            Executive Vice        15 years (since the      27 years            33 years
 BEPLER                President of the      fund began operations)
                       fund. Senior Vice
                       President, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE    Senior Vice           5 years (plus 7 years    14 years            14 years
                       President of the      as a research
                       fund. Vice            professional prior to
                       President, Capital    becoming a portfolio
                       Research and          counselor for the fund)
                       Management Company.
                       Executive Vice
                       President and
                       Director, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 JANET A.              Senior Vice           9 years (plus 5 years    17 years            23 years
 MCKINLEY              President of the      as a research
                       fund. Director,       professional prior to
                       Capital Research and  becoming a portfolio
                       Management Company.   counselor for the fund)
                       Senior Vice
                       President, Capital
                       Research Company*
 -----------------------------------------------------------------------------------------------------------
 ALWYN                 Vice President of     3 years (plus 4 years    7 years             11 years
 HEONG                 the fund. Vice        as a research
                       President, Capital    professional prior to
                       Research Company*     becoming a portfolio
                                             counselor for the fund)
 -----------------------------------------------------------------------------------------------------------
 MARTIAL               Senior Vice           5 years (plus 5 years    27 years            27 years
 CHAILLET              President and         as a research
                       Director, Capital     professional prior to
                       Research Company*     becoming a portfolio
                                             counselor for the fund)
 -----------------------------------------------------------------------------------------------------------

  * Company affiliated with Capital Research and Management Company.

   The fund began investment operations on April 16, 1984.
                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    11

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180
                          U.S. CALL TOLL-FREE MAP 1/3

      WESTERN SERVICE    WESTERN CENTRAL    EASTERN CENTRAL      EASTERN SERVICE
      CENTER             SERVICE CENTER     SERVICE CENTER       CENTER
      American Funds     American Funds     American Funds       American Funds
      Service Company    Service Company    Service Company      Service Company
      P.O. Box 2205      P.O. Box 659522    P.O. Box 6007        P.O. Box 2280
      Brea, California   San Antonio,       Indianapolis,        Norfolk, Virginia
      92822-2205         Texas              Indiana              23501-2280
      Fax: 714/671-7080  78265-9522         46206-6007           Fax: 757/670-4773
                         Fax: 210/474-4050  Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

  12   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

To establish an account                                    $250
   For a retirement plan account                           $250
   For a retirement plan account through payroll           $ 25
      deduction
To add to an account                                       $ 50
   For a retirement plan account through payroll           $ 25
      deduction

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.
                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    13

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                 SALES CHARGE AS A PERCENTAGE OF
                                .................................
                                                         NET          DEALER CONCESSION
                                    OFFERING            AMOUNT             AS % OF
          INVESTMENT                 PRICE             INVESTED        OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $50,000                  5.75%               6.10%              5.00%
 ....................................................................................................................................
$50,000 but less than $100,000     4.50%               4.71%              3.75%
 ....................................................................................................................................
$100,000 but less than
  $250,000                         3.50%               3.63%              2.75%
 ....................................................................................................................................
$250,000 but less than
  $500,000                         2.50%               2.56%              2.00%
 ....................................................................................................................................
$500,000 but less $1 million       2.00%               2.04%              1.60%
 ....................................................................................................................................
$1 million or more and certain
  other
investments described below      see below           see below          see below

PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

  14   EUROPACIFIC GROWTH FUND / PROSPECTUS

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s)

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    15

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R):

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day

  -  Checks must be made payable to the registered shareholder

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

  16   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to pay dividends to you, usually twice a year. Capital gains, if any, are also usually distributed twice a year.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund are subject to income tax and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you as capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

Please see the statement of additional information, "Welcome to the Family" guide and your tax adviser for further information.

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    17

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                          YEAR ENDED MARCH 31
                                                      ...........................
                                       1999         1998         1997         1996         1995
                                      -------------------------------------------------
Net asset value,
beginning of period                    $29.56       $26.70       $24.28       $20.89       $21.95
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     .42          .45          .46          .46          .35
 ...................................................................................................................................
Net gains or losses
on securities (both
realized and unrealized)                 1.85         4.79         3.28         3.63         (.19)
----------------------------------------------------------------------------------------------
Total from investment operations         2.27         5.24         3.74         4.09          .16
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net
investment income)                       (.36)        (.433)       (.41)        (.49)        (.317)
 ...........................................................................................................................
Dividends (from net realized
non-U.S currency gains)(1)              --            (.017)       (.03)       --            (.003)
 ...........................................................................................................................
Distributions (from capital gains)      (1.26)       (1.93)        (.88)        (.21)        (.90)
----------------------------------------------------------------------------------------------
Total distributions                     (1.62)       (2.38)       (1.32)        (.70)       (1.22)
 ...........................................................................................................................
Net asset value,
end of period                          $30.21       $29.56       $26.70       $24.28       $20.89
----------------------------------------------------------------------------------------------
Total Return(2)                          8.18%       20.97%       15.88%       19.84%         .71%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period             $22,083      $21,316      $16,737      $12,335          588
 ...........................................................................................................................
Ratio of expenses to
average net assets                        .84%         .86%         .90%         .95%         .97%
 ...........................................................................................................................
Ratio of net income to
average net assets                       1.45%        1.64%        1.77%        2.09%        1.80%
 ...........................................................................................................................
Portfolio turnover rate                 31.73%       30.51%       25.82%       21.77%       16.02%

(1) Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

(2) Excludes maximum sales charge of 5.75%.

  18   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
NOTES

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    19

--------------------------------------------------------------------------------
NOTES

  20   EUROPACIFIC GROWTH FUND / PROSPECTUS

--------------------------------------------------------------------------------
NOTES

                                      EUROPACIFIC GROWTH FUND / PROSPECTUS    21

   FOR SHAREHOLDER         FOR RETIREMENT PLAN        FOR DEALER
   SERVICES                SERVICES                   SERVICES
   American Funds          Call your employer or      American Funds
   Service Company         plan administrator         Distributors
   800/421-0180                                       800/421-9900 ext.11

                      FOR 24-HOUR INFORMATION
                  American         American Funds
                  FundsLine(R)     Internet Web site
                  800/325-3590     http://www.americanfunds.com

   Telephone conversations may be recorded or monitored for
   verification, recordkeeping and quality assurance purposes.
   ------------------------------------------------------------
   MULTIPLE TRANSLATIONS

   This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the
   meaning of any word or phrase in a translation, the English text will prevail.
   ------------------------------------------------------------
   OTHER FUND INFORMATION

  ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
   Contains additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

   STATEMENT OF ADDITIONAL INFORMATION (SAI)

   Contains more detailed information on all aspects of the fund, including the fund's financial statements.

   A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C.
   (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

   CODE OF ETHICS

   Includes a description of the fund's personal investing policy.

   To request a free copy of any of the documents above:

   Call American Funds      or     Write to the Secretary of
   Service Company                 the fund
   800/421-0180 ext.1              333 South Hope Street
                                   Los Angeles, CA 90071

   Investment Company File No. 811-3734
                                    [LOGO] Printed on recycled paper

                            EUROPACIFIC GROWTH FUND

                                    Part B
                       Statement of Additional Information

                                  JUNE 1, 1999

This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the fund or EUPAC) dated June 1, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

EuroPacific Growth Fund
Attention:  Secretary
333 South Hope Street
Los Angeles, CA  90071
(213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

Item                                                                   Page No.
Certain Investment Limitations and Guidelines                          2
Description of Certain Securities and Investment Techniques            2
Fundamental Policies and Investment Restrictions                       6
Fund Organization                                                      7
Fund Trustees and Officers                                             8
Management                                                            12
Dividends, Distributions and Federal Taxes                            14
Purchase of Shares                                                    18
Selling Shares                                                        24
Shareholder Account Services and Privileges                           26
Execution of Portfolio Transactions                                   28
General Information                                                   28
Investment Results and Related Statistics                             31
Description of Bond Ratings                                           35
Financial Statements                                                Attached

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

INVESTMENT OBJECTIVE

- Generally, the fund will invest at least 65% of its assets in securities of issuers domiciled in Europe or the Pacific Basin.

DEBT SECURITIES

- The fund may invest up to 5% of its assets in debt securities rated Baa and BBB or below by Moody's Investor Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "Investment Adviser").

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest up to 5% of its assets in debt securities rated Baa and BBB or below by Moody's Investor Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by the Investment Adviser. Securities rated Ba and BB or below are commonly known as "high-yield, high-risk" or "junk" bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS -- High-yield, high-risk bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

OTHER SECURITIES -- The fund may also invest in securities that have equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund may invest in convertible securities rated in a variety of credit quality categories, including those rated as low as C by Moody's Investors Service, Inc. or D by Standard & Poor's Corporation. The fund has no current intention (at least during the next 12 months) to invest more than 5% of its assets in convertible securities rated below A by Moody's or S&P.

INVESTING IN VARIOUS COUNTRIES -- The fund has the ability to invest outside the U.S. Investing outside the U.S. involves special risks caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

WARRANTS AND RIGHTS -- In addition, the fund may purchase warrants, which are usually issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. The fund may also invest in rights to purchase common stocks. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price. Rights generally expire in less than four weeks.

RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

The fund will not invest more than 10% of its assets in illiquid securities or more than 5% of its assets in securities which are subject to contractual restrictions on resale. Non-U.S. securities that can be freely traded in a foreign securities market and for which the facts and circumstances support a finding of liquidity are not included for the purposes of this limitation.

U.S. GOVERNMENT SECURITIES -- The fund may invest in securities guaranteed by the U.S. Government. These include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank Cooperatives, and Federal Intermediate Credit Banks.

CASH AND CASH EQUIVALENTS -- The fund may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G. certificates of deposit (interest-bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and bank obligations (E.G. certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 (the "1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or
(ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2. Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Invest more than 10% of the value of its total assets in securities which are not readily marketable or more than 5% of the value of its total assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements) or engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933. The fund may buy and sell securities outside the U.S. which are not registered with the Securities and Exchange Commission or marketable in the U.S. without regard to this restriction. The fund may not enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days. (See "Repurchase Agreements" above);

8. Lend any of its assets; provided, however that entering into repurchase agreements, investment in government obligations, publicly traded bonds, debentures, other debt securities or in cash equivalents such as short term commercial paper, certificates of deposit, or bankers acceptances, shall not be prohibited by this restriction;

9. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

10. Purchase securities on margin;

11. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

12. Mortgage, pledge or hypothecate its total assets to any extent;

13. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

15. Invest in puts, calls, straddles or spreads, or combinations thereof; or

16. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

With respect to fundamental investment restriction #7, the fund will not invest more than 10% of the value of its net assets in securities which are not readily marketable or more than 5% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements).

In addition, it is a non-fundamental policy of the fund as to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer.

                               FUND ORGANIZATION

The fund, an open-end, diversified management investment company was organized as a Massachusetts business trust on May 17, 1983.

All fund operations are supervised by the fund's Board of Trustees. The Board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by the Investment Adviser or its affiliates are paid certain fees for services rendered to the fund as described in "Fund Trustees and Officers - Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                           FUND TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION

NAME, ADDRESS AND AGE          POSITION         PRINCIPAL               AGGREGATE          TOTAL                 TOTAL
                               WITH             OCCUPATION(S)           COMPENSATION       COMPENSATION          NUMBER
                               REGISTRANT       DURING PAST 5           (INCLUDING         (INCLUDING            OF FUND
                                                YEARS                   VOLUNTARILY        VOLUNTARILY           BOARDS
                                                                        DEFERRED           DEFERRED              ON WHICH
                                                                        COMPENSATION       COMPENSATION          TRUSTEE
                                                                        /1/) FROM          /1/) FROM ALL         SERVES
                                                                        FUND DURING        FUNDS MANAGED         /2/
                                                                        FISCAL YEAR        BY CAPITAL
                                                                        ENDED              RESEARCH AND
                                                                        3/31/99            MANAGEMENT
                                                                                           COMPANY OR ITS
                                                                                           AFFILIATES/2/
                                                                                           FOR THE YEAR
                                                                                           ENDED 3/31/99

Elisabeth Allison              Trustee          Administrative          $20,900            $39,300               3
ANZI, Ltd.                                      Director, ANZI,
1770 Massachusetts Ave.                         Ltd. (financial
Cambridge, MA  02140                            publishing and
Age:  52                                        consulting);
                                                Publishing
                                                Consultant,
                                                Harvard Medical
                                                School; former
                                                Senior Vice
                                                President,
                                                Planning and
                                                Development,
                                                McGraw Hill, Inc.

Michael R. Bonsignore          Trustee          Chairman of the         $20,900/3/         $39,300               3
Honeywell Plaza                                 Board and Chief
P.O. Box 524                                    Executive
Minneapolis, MN  55440                          Officer,
Age:  58                                        Honeywell Inc.

+  Gina H. Despres             Trustee          Senior Vice             None/4/            None/4/               2
3000 K Street, N.W.                             President,
Washington, DC  20007                           Capital Research
Age:  58                                        and Management
                                                Company

Robert A. Fox                  Trustee          President and           $20,000/3/         $114,700              7
P.O. Box 457                                    Chief Executive
Livingston, CA 95334                            Officer, Foster
Age:  62                                        Farms, Inc.

Alan Greenway                  Trustee          President,              $20,900            $74,150               5
7413 Fairway Road                               Greenway
La Jolla, CA 92037                              Associates, Inc.
Age: 71                                         (management
                                                consulting
                                                services)

+  William R. Grimsley         Chairman         Senior Vice             None/4/            None/4/               5
One Market Plaza               of the           President and
Steuart Tower, Suite           Board            Director,
1800                                            Capital Research
San Francisco, CA                               and Management
94105                                           Company
Age: 61

Koichi Itoh                    Trustee          Group Vice              $22,150/3/         $42,700               3
Autosplice Inc.                                 President,
3-7-39 Minami-cho                               Autosplice Inc.,
Higashi-Kurume City                             former President
Tokyo, Japan 203-0031                           and Chief
Age:  58                                        Executive
                                                Officer, IMPAC
                                                (management
                                                consulting
                                                services); former
                                                Managing Partner,
                                                VENCA Management
                                                (venture capital)

William H. Kling               Trustee          President,              $20,000/3/         $76,950               6
45 East Seventh Street                          Minnesota Public
St. Paul, MN 55101                              Radio;
Age:  57                                        President,
                                                Greenspring Co.;
                                                former
                                                President,
                                                American Public
                                                Radio
                                                (now Public Radio
                                                International)

John G. McDonald               Trustee          The IBJ Professor       $20,000/3/         $232,200              9
Graduate School of                              of Finance,
Business                                        Graduate School
Stanford University                             of Business,
Stanford, CA 94305                              Stanford
Age: 62                                         University

++  William I. Miller          Trustee          Chairman of the         $20,900/3/         $40,200               3
500 Washington Street                           Board,
Box 929                                          Irwin Financial
Columbus, IN 47202                              Corporation
Age:  43

Kirk P. Pendleton              Trustee          Chairman/Chief          $20,900/3/         $110,600              6
Cairnwood, Inc.                                 Executive
75 James Way                                    Officer,
Southhampton, PA  18966                         Cairnwood, Inc.
Age:  59                                        (venture capital
                                                investment)

Donald E. Petersen             Trustee          Former Chairman         $20,000/3/         $73,800               5
222 East Brown, Suite                           of the Board and
460                                             Chief Executive
Birmingham, MI 48009                            Officer, Ford
Age: 72                                         Motor
                                                Company

+  Thierry Vandeventer         Vice             Director, Capital       None/4/            None/4/               2
3 Place des Bergues            Chairman         Research and
1201 Geneva,                   of the           Management
Switzerland                    Board            Company
Age:  63


 + Trustees who are considered "interested persons" as defined in the Investment Company Act of 1940, as amended, on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

 ++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

  1 Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the Trustee.

  2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, Inc. whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

 3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended March 31, 1999 for participating Trustees is as follows:
Michael R. Bonsignore ($46,458), Robert A. Fox ($183,915), Koichi Itoh ($63,532), William H. Kling ($102,938), John G. McDonald ($111,321), William I.
Miller ($63,326), Kirk P. Pendleton ($59,172) and Donald E. Petersen ($23,176). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

 4 Gina H. Despres, William R. Grimsley and Thierry Vandeventer are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

OFFICERS

NAME AND ADDRESS                 AGE        POSITION(S) HELD           PRINCIPAL OCCUPATION(S)
                                            WITH REGISTRANT            DURING
                                                                       PAST 5 YEARS

Mark E. Denning                  41         President and              Senior Vice President and
25 Bedford Street                           Principal Executive        Director, Capital Research
London, England                             Officer                    Company; Director, Capital
                                                                       Research and Management
                                                                       Company

Stephen E. Bepler                56         Executive Vice             Senior Vice President,
630 Fifth Avenue                            President                  Capital Research Company
New York, NY  10111

Robert W. Lovelace               36         Senior Vice                Executive Vice President and
11100 Santa Monica Blvd.                    President                  Director, Capital Research
Los Angeles, CA  90025                                                 Company; Vice President,
                                                                       Capital Research and
                                                                       Management Company

Janet A. McKinley                44         Senior Vice                Senior Vice President,
630 Fifth Avenue                            President                  Capital Research Company;
New York, NY  10111                                                    Director, Capital Research
                                                                       and Management Company

Alwyn Heong                      39         Vice President             Vice President, Capital
630 Fifth Avenue                                                       Research Company
New York, NY  10111

Hiromi Ishikawa                  37         Vice President             Vice President, Capital
Yamato Seimei Building                                                 Research Company
1-1-7 Uchisaiwaicho,
Chiyodaku
Tokyo 100, Japan

Vincent P. Corti                 42         Secretary                  Vice President - Fund
333 South Hope Street                                                  Business Management Group,
Los Angeles, CA  90071                                                 Capital Research and
                                                                       Management Company

R. Marcia Gould                  44         Treasurer                  Vice President - Fund
135 South State College                                                Business Management Group,
Blvd.                                                                  Capital Research and
Brea, CA  92821                                                        Management Company

Dayna G. Yamabe                  31         Assistant Treasurer        Assistant Vice President -
135 South State College                                                Fund Business Management
Blvd.                                                                  Group, Capital Research and
Brea, CA  92821                                                        Management Company


All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any Trustee or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. Each unaffiliated Trustee is paid a fee of $18,000 per annum, plus $1,000 for each Board of Trustees meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Trustees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. As of May 1, 1999 the officers and Trustees of the fund and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser, unless sooner terminated, will continue until December 31, 1999 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons who perform executive, administrative, clerical and bookkeeping functions of the fund; provides suitable office space and utilities; and provides necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund relating to the services furnished by the Investment Adviser.

The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; expenses pursuant to the fund's Plan of Distribution (described below); costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance, sale, redemption, or repurchase of shares of the fund (including stock certificates, registration and qualification fees and expenses); legal and auditing fees and expenses; compensation, fees, and expenses paid to Trustees not affiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

The Investment Adviser will reimburse the fund to the extent that the fund's annual operating expenses, exclusive of taxes, interest, brokerage costs, distribution expenses and extraordinary expenses such as litigation and acquisitions, exceed the expense limitations applicable to the fund imposed by state securities laws or any regulations thereunder. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The fund might be eligible to exclude certain additional expenses, such as expenses of maintaining foreign custody of certain portfolio securities by obtaining a waiver of such limit from California.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, and 0.445% of such assets in excess of $17 billion. During the fiscal years ended March 31, 1999, 1998 and 1997, the Investment Adviser's total fees amounted to $96,690,000, $90,507,000 and $70,142,000, respectively.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares for the fiscal year ended March 31, 1999 amounted to $6,399,000 after allowance of $31,625,000 to dealers. During the fiscal years ended March 31, 1998 and 1997 the Principal Underwriter retained $10,044,000 and $10,806,000, respectively after an allowance of $50,962,000 and $55,552,000, respectively.

As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or a community foundation).

Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended March 31, 1999, the fund paid or accrued $48,882,000 under the Plan.

The Glass-Stegall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. The fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital
losses.   However, the fund may retain all or part of such gain for
reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.

The fund intends to distribute twice a year its investment company taxable income, including any net short-term capital gains in excess of net long-term capital losses, and any net capital gains realized during each fiscal year. Additional distributions may be made, if necessary.

Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.

TAXES -- The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

The fund will be subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires the fund to distribute to shareholders for a calendar year an amount equal to at least 98% of the fund's ordinary income for that calendar year, at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

If any net long-term capital gains in excess of net short-term capital losses are retained by a fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.

Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income tax at the level of the fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, I.E., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                               PURCHASE OF SHARES

METHOD                  INITIAL INVESTMENT                     ADDITIONAL INVESTMENTS

                        See "Investment Minimums and           $50 minimum (except where a
                        Fund Numbers" for initial              lower minimum is noted under
                        investment minimums.                   "Investment Minimums and Fund
                                                               Numbers").

By contacting           Visit any investment dealer who        Mail directly to your investment
your investment         is registered in the state             dealer's address printed on your
dealer                  where the purchase is made and         account statement.
                        who has a sales agreement with
                        American Funds Distributors.

By mail                 Make your check payable to the         Fill out the account additions
                        fund and mail to the address           form at the bottom of a recent
                        indicated on the account               account statement, make your
                        application.  Please indicate          check payable to the fund, write
                        an investment dealer on the            your account number on your
                        account application.                   check, and mail the check and
                                                               form in the envelope provided
                                                               with your account statement.

By telephone            Please contact your investment         Complete the "Investments by
                        dealer to open account, then           Phone" section on the account
                        follow the procedures for              application or American
                        additional investments.                FundsLink Authorization Form.
                                                               Once you establish the
                                                               privilege, you, your financial
                                                               advisor or any person with your
                                                               account information can call
                                                               American FundsLine(R) and make
                                                               investments by telephone
                                                               (subject to conditions noted in
                                                               "Shareholder Account Services
                                                               and Privileges - Telephone and
                                                               Computer Purchases, Redemptions
                                                               and Exchanges" below).

By computer             Please contact your investment         Complete the American FundsLink
                        dealer to open account, then           Authorization Form.  Once you
                        follow the procedures for              established the privilege, you,
                        additional investments.                your financial adviser or any
                                                               person with your account
                                                               information may access American
                                                               FundsLine OnLine(SM) on the
                                                               Internet and make investments by
                                                               computer (subject to conditions
                                                               noted in "Shareholder Account
                                                               Services and Privileges -
                                                               Telephone and Computer
                                                               Purchases, Redemptions and
                                                               Exchanges" below).

By wire                 Call 800/421-0180 to obtain            Your bank should wire your
                        your account number(s), if             additional investments in the
                        necessary.  Please indicate an         same manner as described under
                        investment dealer on the               "Initial Investment."
                        account.  Instruct your bank to
                        wire funds to:
                        Wells Fargo Bank
                        155 Fifth Street, Sixth Floor
                        San Francisco, CA 94106
                        (ABA #121000248)
                        For credit to the account of:
                        American Funds Service
                        Company a/c #4600-076178
                        (fund name)
                        (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                $1,000                  02

American Balanced Fund(R)                    500                     11

American Mutual Fund(R)                      250                     03

Capital Income Builder(R)                    1,000                   12

Capital World Growth and Income              1,000                   33
Fund(SM)

EuroPacific Growth Fund(R)                   250                     16

Fundamental Investors(SM)                    250                     10

The Growth Fund of America(R)                1,000                   05

The Income Fund of America(R)                1,000                   06

The Investment Company of America(R)         250                     04

The New Economy Fund(R)                      1,000                   14

New Perspective Fund(R)                      250                     07

New World Fund                               5,000                   36

SMALLCAP World Fund(R)                       1,000                   35

Washington Mutual Investors Fund(SM)         250                     01

BOND FUNDS

American High-Income Municipal Bond          1,000                   40
Fund(R)

American High-Income Trust(SM)               1,000                   21

The Bond Fund of America(SM)                 1,000                   08

Capital World Bond Fund(R)                   1,000                   31

Intermediate Bond Fund of                    1,000                   23
America(SM)

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(SM)

The Tax-Exempt Bond Fund of                  1,000                   19
America(R)

The Tax-Exempt Fund of                       1,000                   20
California(R)*

The Tax-Exempt Fund of Maryland(R)*          1,000                   24

The Tax-Exempt Fund of Virginia(R)*          1,000                   25

U.S. Government Securities Fund(SM)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of                 2,500                   09
America(R)

The Tax-Exempt Money Fund of                 2,500                   39
America(SM)

The U.S. Treasury Money Fund of              2,500                   49
America(SM)

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for IRAs. Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).
SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below.
The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than            4.71             4.50             3.75
$100,000

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than            4.71             4.50             3.75
$50,000

$50,000 but less than            4.17             4.00             3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50             2.75
$250,000

$250,000 but less than           2.56             2.50             2.00
$500,000

$500,000 but less than           2.04             2.00             1.60
$1,000,000

$1,000,000 or more               none             none             (see below)


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets, and employer-sponsored defined contribution-type plans with 100 or more eligible employees made with no sales charge are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

 STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

 CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

 RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or The Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

-  Requests must be signed by the registered shareholder(s)
-  A signature guarantee is required if the redemption is:

  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

-  You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day.

-  Checks must be made payable to the registered shareholder(s).

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record, shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. American Funds Service Company will then invest your money into the fund you specified on or around the date you specified. If your bank account cannot be debited due to insufficient funds, a stop-payment or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

 (a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 (b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 (c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) and American FundsLine OnLine(SM) (See "American FundsLine(R) and American FundsLine OnLine(SM)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the company of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)-- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) and American FundsLine OnLine(SM). To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(R)) or computer (including American FundsLine OnLine(SM)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended March 31, 1999, 1998 and 1997, amounted to $24,925,000, $22,795,000 and
$18,418,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $15,869,000 for the fiscal year ended March 31, 1999.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on March 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Board of Trustees. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report, shareholders should contact the Transfer Agent.

YEAR 2000 --The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this statement of additional information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- MARCH 31, 1999
 Net asset value and redemption price per share
    (Net assets divided by shares outstanding)              $30.21
  Maximum offering price per share
    (100/94.25 of net asset value per share, which takes into
      account the fund's current maximum sales charge)      $32.05

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

SHAREHOLDER VOTING RIGHTS -- All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of at least 10% of the outstanding shares. At such meeting, a Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund, except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees shall not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the fund will continue indefinitely.

REMOVAL OF TRUSTEES BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Trustees. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Trustees, as though the fund were a common-law trust. Accordingly, the Trustees of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                   INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield is 1.13% based on a 30-day (or one month) period ended March 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period.

The fund's one year total return and average annual total return for the five- and ten-year periods ended March 31, 1999 were 1.98%, 11.52% and 12.83%, respectively. The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

The fund may refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various periodicals, including BARRON'S, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

The fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The fund may, from time to time, compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing and fuels, transportation, and other goods and services that people buy for day-to-day living).

The investment results set forth below were calculated as described in the fund's Prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.

EXPERIENCE OF THE INVESTMENT ADVISER -- Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all), those funds have had better total returns than their comparable Lipper indexes in 128 of the 138 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.
                      EUPAC VS. VARIOUS UNMANAGED INDICES

Period                                                        MSCI

4/1 - 3/31            EUPAC                S&P 500/1/         EAFE/2/

1989 - 1999           234.5%               465.8%             78.6%

1988 - 1998           254.7%               464.7%             87.9%

1987 - 1997           217.0%               250.1%             84.5%

1986 - 1996           252.9%               268.5%             192.5%

1985 - 1995           354.8%               283.9%             382.3%

1984* - 1998          706.6%               973.4%             586.5%


/1/ The Standard and Poor's 500 Stock Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/2/ The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is an arithmetical average, weighted by market value, of the more than 1,000 securities listed on the stock exchanges of Europe, Australia, New Zealand and the Far East.

* From inception on April 16, 1984.

IF YOU ARE CONSIDERING EUPAC FOR AN INDIVIDUAL RETIREMENT ACCOUNT . . . Here's how much you would have if you had invested $2,000 a year in the fund:

1 Year                    5 Years            10 Years              Lifetime

(4/1/98 - 3/31/99)        (4/1/94 - 3/31/99)   (4/1/89 - 3/31/99)    (4/16/84 - 3/31/99)



2,040                     $14,243            $40,942               $100,391


                      ___________________________________
SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM...

If you had invested                         ...and taken all distributions

$10,000 in EUPAC                            in shares, your investment

this many years ago...                         would have been worth this

                                            much at March 31, 1999



                      Periods

Number of Years       4/1  -  3/31          Value



1                     1998-1999             $  10,198

2                     1997-1999             12,335

3                     1996-1999             14,295

4                     1995-1999             17,135

5                     1994-1999             17,251

6                     1993-1999             21,785

7                     1992-1999             23,459

8                     1991-1999             26,208

9                     1990-1999             28,589

10                    1989-1999             33,453

11                    1988-1999             38,368

 12                   1987-1999             41,483

13                    1986-1999             53,517

14                    1985-1999             82,658

Lifetime*             1984-1999             87,258


   (*  from inception on April 16, 1984)
___________________________________
Illustration of a $10,000 investment in EUPAC with dividends reinvested (For the lifetime of the fund April 16, 1984 through March 31, 1999)

              COST OF SHARES                                   VALUE OF SHARES

Fiscal        Annual        Dividends        Total          From            From              From           Total
Year End      Dividends     (cumulative)     Investment     Initial         Capital Gains     Dividends      Value
March 31                                     Cost           Investment      Reinvested        Reinvested

1985*         $69           $69              $10,069        $9,876          $--               $72            $9,948

1986          35            104              10,104         15,206          --                162            15,368

1987          118           222              10,222         18,489          1,006             332            19,827

1988          491           713              10,713         17,370          3,213             854            21,437

1989          316           1,029            11,029         18,379          4,969             1,238          24,586

1990          527           1,556            11,556         19,760          7,128             1,874          28,762

1991          656           2,212            12,212         20,845          7,883             2,653          31,381

1992          611           2,823            12,823         22,857          8,645             3,555          35,057

1993          538           3,361            13,361         24,238          9,167             4,349          37,754

1994          515           3,876            13,876         30,151          11,557            5,962          47,670

1995          716           4,592            14,592         28,695          12,927            6,385          48,007

1996          1,132         5,724            15,724         33,352          15,547            8,634          57,533

1997          1,063         6,787            16,787         36,676          19,366            10,630         66,672

1998          1,156         7,943            17,943         40,604          26,958            13,094         80,656

1999          992           8,935            18,935         41,497          31,320            14,441         87,258


The dollar amount of capital gain distributions during the period was $19,589.(* from inception on April 16, 1984)

                          DESCRIPTION OF BOND RATINGS

                           Corporate Debt Securities

MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C" according to quality.

"Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Aa -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and , in fact, have speculative characteristics as well."

"Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"Ca -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C-1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

EuroPacific Growth Fund
Investment Portfolio, March 31, 1999



                                                                                   Largest                             Percent
                                                                                   Individual                           of Net
Industry Diversification                                                           Holdings                             Assets
Percent of Net Assets
19.13%  Telecommunications                                                         Mannesmann                              3.42
8.43%   Banking                                                                    Telecom Italia                          2.50
7.20%   Health & Personal Care                                                     Astra                                   2.42
5.61%   Broadcasting & Publishing                                                  Telefonos de Mexico                     1.67
5.38%   Electronic Components                                                      Deutsche Telekom                        1.65
44.28%  Other Industries                                                           Nokia                                   1.65
 .56%    Bonds & Notes                                                              Novartis                                1.59
9.41%   Cash and Equivalents                                                       News Corp.                              1.45
                                                                                   Dixons Group                            1.37
                                                                                   Ericsson                                1.34




                                                                                              Shares or      Market    Percent
                                                                                              Principal       Value     of Net
EQUITY SECURITIES (common and preferred stocks and convertible debentures )                      Amount  (Millions)     Assets
--------------------------------------------                                                   --------    --------   --------

TELECOMMUNICATIONS  -  19.13%
Mannesmann AG (Germany)                                                                        5,907,500     754.277       3.42
Telecom Italia SpA, nonconvertible savings shares (Italy)                                     55,084,500     327.525
Telecom Italia SpA, ordinary shares                                                           21,200,000     225.173       2.50
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                          5,147,000     337.129
Telefonos de Mexico, SA de CV, Class L                                                         9,612,500      31.419       1.67
Deutsche Telekom AG (Germany)                                                                  8,929,983     363.839       1.65
Orange PLC (United Kingdom) (1)                                                               15,274,500     213.649        .97
Telecom Italia Mobile SpA (Italy)                                                             14,805,000      99.150
Telecom Italia Mobile SpA, savings shares                                                     20,705,000      79.823        .81
Telefonica, SA (Spain)                                                                         3,779,900     160.289        .73
Swisscom AG (Switzerland) (1)                                                                    406,810     159.091        .72
Tele Danmark AS (Denmark)                                                                        997,200      98.816
Tele Danmark AS, Class B (ADR)                                                                 1,012,100      49.593        .67
COLT Telecom Group PLC (United Kingdom) (1)                                                    7,696,000     138.438
COLT Telecom Group PLC 2.00% convertible debentures 2005                                    DM5,000,000        3.197        .64
Koninklijke PTT Nederland NV (Netherlands)                                                     3,240,947     128.900        .58
France Telecom, SA (France)                                                                    1,274,444     103.026        .47
DDI Corp. (Japan)                                                                                 21,755     102.852        .47
Vodafone Group PLC (United Kingdom)                                                            4,274,948      79.313
Vodafone Group PLC (ADR)                                                                         105,000      19.714        .45
Teleglobe Inc. (Canada)                                                                        3,100,000      94.388        .43
Telecom Corp. of New Zealand Ltd. (New Zealand)                                               13,889,200      67.844
Telecom Corp. of New Zealand Ltd. (2)                                                          4,107,000      20.061
Telecom Corp. of New Zealand Ltd. (ADR)                                                           63,600       2.480        .41
Philippine Long Distance Telephone Co. (ADR)  (Philippines)                                    1,624,094      42.023
Philippine Long Distance Telephone Co., convertible preferred
 Series III (GDR)                                                                                400,000      19.000
Philippine Long Distance Telephone Co.                                                           533,120      14.088        .34
NTT Mobile Communications Network, Inc. (Japan)                                                    1,479      73.045        .33
Compania de Telecomunicaciones de Chile SA (ADR) (Chile)                                       3,051,273      71.896        .33
British Telecommunications PLC (United Kingdom)                                                4,000,000      65.489        .30
Videsh Sanchar Nigam Ltd. (GDR) (India) (2)                                                    3,781,159      38.568
Videsh Sanchar Nigam Ltd.                                                                        450,000       7.227
Videsh Sanchar Nigam Ltd. (GDR)                                                                  486,950       4.967        .22
SK Telecom Co., Ltd. (ADR) (South Korea)                                                       1,861,650      22.689
SK Telecom Co., Ltd.                                                                              21,927      19.072        .19
Telefonica de Argentina SA, Class B (ADR) (Argentina)                                          1,189,400      35.979        .16
Mahanagar Telephone Nigam Ltd. (India)                                                         6,850,000      28.571
Mahanagar Telephone Nigam Ltd. (GDR) (2)                                                         570,600       6.063        .16
Telefonica del Peru SA, Class B (ADR) (Peru)                                                   2,408,900      30.713        .14
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.
 (ADR) (Indonesia)                                                                               892,700      11.549
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.                                   7,290,500       9.770        .09
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                            655,500      17.535        .08
Telstra Corp. Ltd. (Australia)                                                                 2,800,000      14.691        .07
Telecom Argentina STET-France Telecom SA, Class B (ADR) (Argentina)                              439,300      12.053        .05
Millicom International Cellular SA (Luxembourg) (1)                                              440,000      11.440        .05
Telesp Celular Participacoes SA, preferred nominative (Brazil)                               194,412,100       7.255
Telesp Celular Participacoes SA, ordinary nominative                                          39,540,000        .945        .03



BANKING  -  8.43%
Bank of Nova Scotia (Canada)                                                                  12,098,200     257.212       1.16
Westpac Banking Corp. (Australia)                                                             25,275,696     184.750        .85
ABN AMRO Holding NV (Netherlands)                                                              8,528,000     177.642        .80
Fuji Bank, Ltd. (Japan)                                                                       12,871,000      76.172
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
 preferred (2)                                                                                41,000,000      36.490        .50
HSBC Holdings PLC (United Kingdom)                                                             3,508,374     110.019        .50
Sakura Bank, Ltd. (Japan)                                                                     32,369,000      98.104
Sakura Finance (Bermuda) Trust, convertible preference share units                         1,614,000,000       9.606        .49
Australia and New Zealand Banking Group Ltd. (Australia)                                      14,736,339     107.245        .49
Bank of Scotland (United Kingdom)                                                              7,385,000      98.629        .45
Asahi Bank, Ltd. (Japan)                                                                      15,834,000      83.548        .38
Royal Bank of Canada (Canada)                                                                  1,752,700      82.258        .37
ForeningsSparbanken AB, Class A (Sweden)                                                       3,400,000      80.072        .36
Bangkok Bank PCL (Thailand) (1)                                                               32,400,000      66.475        .31
Tokai Bank, Ltd. (Japan)                                                                       9,662,000      62.320        .28
Commonwealth Bank of Australia (Australia)                                                     3,666,248      60.328        .27
Hang Seng Bank Ltd. (Hong Kong)                                                                6,095,500      56.047        .25
STB Cayman Capital Ltd. 0.50% convertible debentures 2007 (Japan)                        Y5,925,000,000       49.021        .22
Royal Bank of Scotland Group PLC (United Kingdom)                                              2,067,974      45.106        .20
Banque Nationale de Paris (France)                                                               475,000      41.321        .19
Allied Irish Banks, PLC (Ireland)                                                              1,050,000      18.128        .08
Barclays Bank PLC (United Kingdom)                                                               522,400      15.103        .07
Unidanmark A/S, Class A (Denmark)                                                                212,000      14.478        .07
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                    600,000      11.550        .05
MBL International Finance (Bermuda) Trust 3.00% convertible
 debentures 2002 (Bermuda)                                                                  $10,000,000       10.625        .05
Toyo Trust and Banking Co., Ltd. (Japan)                                                       2,800,000       8.723        .04



HEALTH & PERSONAL CARE  -  7.20%
Astra AB, Class A (Sweden)                                                                    20,514,400     470.640
Astra AB, Class B                                                                              2,832,267      64.288       2.42
Novartis AG (Switzerland)                                                                        215,866     350.673       1.59
Zeneca Group PLC (United Kingdom)                                                              5,693,900     266.975       1.21
Elan Corp., PLC (ADR) (Ireland) (1)                                                            2,337,400     163.034        .74
Glaxo Wellcome PLC (United Kingdom)                                                            2,185,000      72.887
Glaxo Wellcome PLC (ADR)                                                                       1,000,000      66.937        .63
SmithKline Beecham PLC (ADR) (United Kingdom)                                                    850,000      60.775        .28
Synthelabo (France)                                                                              128,000      27.837        .13
Shiseido Co., Ltd. (Japan)                                                                     1,628,000      22.540        .10
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                                       1,469,000      23.129        .10



BROADCASTING & PUBLISHING  -  5.61%
News Corp. Ltd. (ADR) (Australia)                                                              3,958,200     116.767
News Corp. Ltd., preferred                                                                    15,423,952     106.270
News Corp. Ltd.                                                                                8,735,006      64.803
News Corp. Ltd., preferred (ADR)                                                               1,181,600      32.494       1.45
CANAL + (France)                                                                                 680,015     199.265        .90
Mediaset SpA (Italy) (2)                                                                       9,174,544      86.207
Mediaset SpA                                                                                   8,093,000      76.045        .73
Grupo Televisa, SA, ordinary participation certificates
 (ADR) (Mexico) (1)                                                                            4,347,700     136.409        .62
Pearson PLC (United Kingdom)                                                                   2,460,000      55.873        .25
Thomson Corp. (Canada)                                                                         1,660,000      46.524        .21
Fuji Television Network Inc. (Japan)                                                               9,195      46.577        .21
Nippon Television Network Corp. (Japan)                                                          113,650      43.752        .20
Pathe (France)                                                                                   165,000      42.384        .19
Television Broadcasts Ltd. (Hong Kong)                                                        10,677,000      38.924        .18
Publishing & Broadcasting Ltd. (Australia)                                                     5,429,789      31.060        .14
Arnoldo Mondadori Editore SpA (Italy) (1)                                                      1,950,000      29.105        .13
Modern Times Group MTG AB, Class B (ADR) (Sweden) (1)                                            211,822      18.852
Modern Times Group MTG AB, Class A (1)                                                           302,260       5.113        .11
Societe Europeenne des Satellites SA, Class A (FDR) (Luxemborg) (1)                              150,000      20.399        .09
Daily Mail and General Trust PLC, Class A (United Kingdom)                                       395,000      19.149        .09
United News & Media PLC 6.125% convertible
 debentures 2003 (United Kingdom)                                                          GBP7,400,000       12.670        .06
Independent Newspapers, PLC (Ireland)                                                          2,249,202      10.196        .05



ELECTRONIC COMPONENTS  -  5.38%
Murata Manufacturing Co., Ltd. (Japan)                                                         5,371,000     285.667       1.29
Rohm Co., Ltd. (Japan)                                                                         2,235,000     266.992       1.21
Samsung Electronics Co., Ltd. (South Korea)                                                    3,324,289     257.592
Samsung Electronics Co., Ltd. (GDR) (2)                                                          203,596       8.327       1.21
Hoya Corp. (Japan)                                                                             2,294,000     130.145        .59
Hon Hai Precision Industry Co. Ltd. (Taiwan) (1)                                              19,400,000     103.678        .47
Hirose Electric Co., Ltd. (Japan)                                                              1,000,000      83.580        .38
Siliconware Precision Industries Co., Ltd. (Taiwan)                                           23,199,400      47.281        .21
LG Semicon Co., Ltd. (South Korea)                                                               395,233       4.046        .02



BUSINESS & PUBLIC SERVICES  -  5.16%
Rentokil Initial PLC (United Kingdom)                                                         31,860,900     197.123        .89
Reuters Group PLC (United Kingdom)                                                            12,094,933     177.176        .80
TNT Post Groep (Netherlands)                                                                   5,126,900     154.384        .70
Vivendi SA (France)                                                                              482,170     118.600        .56
Brambles Industries Ltd. (Australia)                                                           4,005,000     102.039        .46
United Utilities PLC (United Kingdom)                                                          4,978,414      60.237        .27
Securitas AB, Class B (Sweden)                                                                 3,108,000      49.175        .22
Hyder PLC (United Kingdom)                                                                     3,850,000      48.758        .22
Hays PLC (United Kingdom)                                                                      4,600,000      47.904        .22
Thames Water PLC (United Kingdom)                                                              2,786,597      42.349        .19
Comparex Holdings Ltd. (South Africa)                                                          4,500,000      35.127        .16
Ratin A/S, Class B (Denmark)                                                                     140,000      25.224        .11
Dimension Data Holdings Ltd. (South Africa) (1)                                                5,267,818      23.424        .11
ALTRAN TECHNOLOGIES (France)                                                                     100,000      25.364        .11
TT Tieto Oy (Finland)                                                                            500,000      20.588        .09
SAP AG (Germany)                                                                                  37,000      11.900        .05



ELECTRICAL & ELECTRONICS  -  4.40%
Nokia Corp., Class A (Finland)                                                                 1,438,000     231.408
Nokia Corp., Class A (ADR)                                                                       850,000     132.388       1.65
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                                              8,580,100     208.853
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                 3,620,000      86.201       1.34
Matsushita Communication Industrial Co., Ltd. (Japan)                                          1,600,000     108.198        .49
Siemens AG (Germany)                                                                           1,000,000      66.809        .30
ECI Telecom Ltd. (Israel)                                                                      1,765,000      61.775        .28
Premier Farnell PLC (United Kingdom)                                                          13,567,800      47.280        .21
Northern Telecom Ltd. (Canada)                                                                   460,000      28.577        .13



AUTOMOBILES  -  3.91%
Bayerische Motoren Werke AG (Germany)                                                            383,480     249.771
Bayerische Motoren Werke AG, preferred                                                            56,726      20.873       1.22
Suzuki Motor Corp. (Japan)                                                                    14,565,000     193.175        .87
Volvo AB, Class B (Sweden)                                                                     4,970,000     130.353        .59
Honda Motor Co., Ltd. (Japan)                                                                  1,890,000      85.365        .39
Peugeot SA (France)                                                                              500,000      71.881        .33
Mitsubishi Motors Corp. (Japan) (1)                                                           17,820,000      66.496        .30
Porsche AG, preferred (Germany)                                                                   10,000      24.554        .11
Nissan Motor Co., Ltd. (Japan)                                                                 4,000,000      15.534        .07
Mazda Motor Corp. (Japan)                                                                      1,669,000       6.482        .03



MERCHANDISING  -  3.40%
Dixons Group PLC (United Kingdom)                                                             14,350,000     302.774       1.37
Kingfisher PLC (United Kingdom)                                                                6,862,231      86.629        .40
Carrefour SA (France)                                                                             98,000      75.521        .34
Cifra, SA de CV, Class V (Mexico) (1)                                                         36,408,570      57.167
Cifra, SA de CV, Class C (1)                                                                   8,402,600      12.981        .32
Koninklijke Ahold NV (Netherlands)                                                             1,076,010      41.228
Koninklijke Ahold NV 3.00% convertible debentures 2003                                      $18,900,000       12.096        .24
Tesco PLC (United Kingdom)                                                                    17,744,600      47.510        .22
H & M Hennes & Mauritz AB, Class B (Sweden)                                                      500,000      37.729        .17
Safeway PLC (United Kingdom)                                                                   7,615,000      29.945        .14
Coles Myer Ltd. (Australia)                                                                    5,311,047      28.886        .13
George Weston Ltd. (Canada)                                                                      350,000      14.801        .06
Amway Japan Ltd. (ADR) (Japan)                                                                   581,250       2.543        .01
Edgars Stores Ltd. (South Africa)                                                                 57,720        .298        .00



ENERGY SOURCES  -  2.82%
Royal Dutch Petroleum Co. (Netherlands)                                                        1,600,000      85.049
Royal Dutch Petroleum Co. (New York Registered Shares)                                           280,000      14.560
"Shell" Transport and Trading Co., PLC
 (New York Registered Shares) (United Kingdom)                                                   675,000      27.422        .57
Broken Hill Proprietary Co. Ltd. (Australia)                                                  14,767,604     126.246        .57
Elf Aquitaine (France)                                                                           790,000     107.263        .49
TOTAL, Class B (ADR) (France)                                                                    828,807      50.557
TOTAL, Class B                                                                                   185,693      22.868        .33
Sasol Ltd. (South Africa)                                                                     13,213,700      65.404        .30
Norsk Hydro AS (Norway)                                                                          650,000      26.495
Norsk Hydro AS (ADR)                                                                             500,000      20.187        .21
ENI SpA (Italy)                                                                                3,500,000      22.401
ENI SpA (ADR)                                                                                    250,000      15.781        .17
YPF SA, Class D (ADR) (Argentina)                                                                850,000      26.828        .12
Electrafina SA (Belgium)                                                                         107,764      12.503        .06



INSURANCE  -  2.73%
ING Groep NV (Netherlands)                                                                     5,231,681     288.257       1.31
PartnerRe Holdings Ltd. (Singapore - Incorporated in Bermuda)                                  2,031,900      82.292        .37
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                      7,753,283      73.299        .33
Union des Assurances Federales (France)                                                          493,960      59.177        .27
Allied Zurich PLC (United Kingdom) (1)                                                         4,065,000      54.760        .25
Swiss Life-Glaxo Wellcome 2.00% convertible debentures
 2003 (Switzerland) (2)                                                                     $15,000,000       16.970
Swiss Life-Mannesmann 1.50% convertible debentures 2003 (2)                                  $8,000,000       10.490        .12
Corporacion Mapfre, CIR, SA (Spain)                                                              858,500      16.947        .08



MULTI-INDUSTRY  -  2.44%
Orkla AS, Class A (Norway)                                                                     7,896,000     121.076
Orkla AS, Class B                                                                              2,000,000      26.656        .67
BTR Siebe PLC (formerly Siebe PLC) (United Kingdom)                                           30,780,000     137.303        .62
Lend Lease Corp. Ltd. (Australia)                                                              7,006,526      89.472        .40
Hutchison Whampoa Ltd. (Hong Kong)                                                             7,735,000      60.890        .28
Lagardere Groupe SCA (France)                                                                    920,000      29.878        .14
TI Group PLC (United Kingdom)                                                                  3,983,500      25.835        .12
Swire Pacific Ltd., Class A (Hong Kong)                                                        5,000,000      23.229        .10
Ayala Corp. (Philippines)                                                                     62,388,750      18.991        .09
PT Astra International (Indonesia) (1)                                                        54,000,000       5.180        .02
Groupe Bruxelles Lambert SA (Belgium) (1)                                                        126,900        .006        .00



BEVERAGES & TOBACCO  -  1.98%
Foster's Brewing Group Ltd. (Australia)                                                       54,501,800     160.770        .73
South African Breweries PLC (United Kingdom) (1)                                               7,947,287      69.000        .31
Panamerican Beverages, Inc., Class A (Mexico)                                                  3,322,800      58.357        .26
Coca-Cola Amatil Ltd. (Australia)                                                              9,534,119      41.450
Coca-Cola Beverages PLC (United Kingdom) (1)                                                   9,567,371      15.512        .26
Swedish Match AB (Sweden)                                                                     11,076,924      38.827        .18
San Miguel Corp., Class B (Philippines)                                                       17,556,700      29.337        .13
Asahi Breweries, Ltd. (Japan)                                                                  1,056,000      13.819
Asahi Breweries, Ltd. 1.00% convertible debentures 2003                                    Y413,000,000        4.707
Asahi Breweries, Ltd. 0.90% convertible debentures 2001                                    Y296,000,000        3.399
Asahi Breweries, Ltd. 0.95% convertible debentures 2002                                    Y178,000,000        1.958        .11
I.T.C. Ltd. (India)                                                                                  372        .008        .00



FOOD & HOUSEHOLD PRODUCTS  -  1.70%
Reckitt & Colman PLC (United Kingdom)                                                         11,772,175     127.627        .58
Nestle SA (Switzerland)                                                                           69,000     125.535        .57
Groupe Danone (France)                                                                           161,185      40.552        .18
Raisio Group PLC (Finland)                                                                     3,771,700      34.968        .16
Cadbury Schweppes PLC (United Kingdom)                                                         2,000,000      29.168        .13
Benckiser NV, Class B (Netherlands)                                                              300,000      16.821        .08



RECREATION & OTHER CONSUMER PRODUCTS  -  1.64%
Nintendo Co., Ltd. (Japan)                                                                     1,702,200     146.868        .66
EMI Group PLC (United Kingdom)                                                                10,500,000      74.958        .34
Fuji Photo Film Co., Ltd. (Japan)                                                              1,280,000      48.412        .22
Sony Music Entertainment (Japan) Inc. (Japan)                                                    474,800      35.875        .16
Bajaj Auto Ltd. (India)                                                                        2,047,500      29.777
Bajaj Auto Ltd. (GDR)                                                                             75,000       1.275        .14
Square Co., Ltd. (Japan)                                                                         730,000      26.069        .12



APPLIANCES & HOUSEHOLD DURABLES  -  1.33%
Sony Corp. (Japan)                                                                             2,153,500     199.078        .90
Koninklijke Philips Electronics NV (formerly Philips Electronics NV)
 (Netherlands)                                                                                 1,170,000      95.277        .43



UTILITIES: ELECTRIC & GAS  -  1.29%
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative
 (ADR) (Brazil)                                                                                3,433,226      75.960
Cia. Energetica de Minas Gerais - CEMIG, ordinary nominative                                 311,044,152       4.298
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative
 (ADR) (2)                                                                                        26,066        .577
Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                        596           0        .36
Manila Electric Co., Class A (GDR) (Philippines) (1,2,3)                                       3,110,000      39.379
Manila Electric Co., Class B                                                                   9,540,381      31.636        .32
National Power PLC (United Kingdom)                                                            7,135,400      54.881        .25
Centrais Eletricas Brasileiras SA - ELETROBRAS,
 Class B, preferred nominative (ADR) (Brazil)                                                  2,100,500      21.530
Centrais Eletricas Brasileiras SA - ELETROBRAS,
 ordinary nominative (ADR)                                                                       419,000       3.981        .12
Scottish Power PLC (United Kingdom)                                                            2,350,000      20.586        .09
Cia. Paranaense de Energia - COPEL, Class B, preferred nominative
 (ADR) (Brazil)                                                                                2,018,000      15.135        .07
Enersis SA (ADR) (Chile)                                                                         316,900       8.497        .04
LIGHT-Servicos de Eletricidade SA (Brazil)                                                    41,650,000       3.886        .02
CESP - Cia. Energetica de Sao Paulo, preferred nominative
 (ADR) (Brazil)                                                                                  455,084       2.731
CESP - Cia. Energetica de Sao Paulo, preferred nominative (ADR) (2)                              297,000       1.782        .02



REAL ESTATE  -  1.16%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                                       10,138,000      77.190        .35
Sun Hung Kai Properties Ltd. (Hong Kong)                                                       8,150,000      61.001        .28
Hongkong Land Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                             34,363,300      44.672        .20
Mitsubishi Estate Co., Ltd. (Japan)                                                            2,657,000      27.030        .12
Ayala Land, Inc. (Philippines)                                                                83,880,000      24.447        .11
Security Capital Global Realty (Luxembourg) (1,2,3)                                            1,125,000      22.500        .10



INDUSTRIAL COMPONENTS  -  1.07%
NGK Spark Plug Co., Ltd. (Japan)                                                               6,412,000      73.945        .33
Minebea Co., Ltd. (Japan)                                                                      4,559,000      47.110        .22
Cie. Generale des Etablissements Michelin, Class B (France)                                    1,009,444      45.269        .20
Valeo (France)                                                                                   530,000      41.472        .19
Bridgestone Corp. (Japan)                                                                        775,000      19.759        .09
Morgan Crucible Co. PLC (United Kingdom)                                                       2,550,836       8.848        .04



FOREST PRODUCTS & PAPER  -  1.03%
UPM-Kymmene Corp. (Finland)                                                                    3,680,800     101.701        .45
Abitibi-Consolidated Inc. (Canada)                                                             9,500,000      85.074        .39
Stora Enso Oyj (formerly Stora Kopparbergs Bergslags AB) (Finland)                             2,394,843      23.780        .11
AssiDoman AB (Sweden)                                                                            828,000      16.829        .08



FINANCIAL SERVICES  -  0.96%
Nichiei Co., Ltd. (Japan)                                                                      1,342,900     120.288        .54
Newcourt Credit Group Inc. (Canada)                                                            2,231,640      60.251        .27
ORIX Corp. (Japan)                                                                               420,000      31.522        .15



DATA PROCESSING & REPRODUCTION  -  0.90%
Fujitsu Ltd. (Japan)                                                                           8,446,000     135.621        .62
Acer Inc. (Taiwan) (1)                                                                        47,125,000      62.748        .28



CHEMICALS  -  0.75%
BOC Group PLC (United Kingdom)                                                                 6,430,000      89.705        .41
L'Air Liquide (France) (1)                                                                       261,095      38.889        .18
Bayer AG (Germany)                                                                               600,000      22.471        .10
Imperial Chemical Industries PLC (ADR) (United Kingdom)                                          430,000      15.399        .06



BUILDING MATERIALS & COMPONENTS  -  0.60%
Cemex, SA de CV, ordinary participation certificates (Mexico)                                 18,063,379      73.753
Cemex, SA de CV, Class B                                                                       2,210,625       9.282
Cemex, SA de CV, Class A, ordinary participation certificates                                  1,793,075       7.444        .41
Holderbank Financiere Glaris Ltd. (Switzerland)                                                   38,045      42.601        .19



MACHINERY & ENGINEERING  -  0.58%
GKN PLC (United Kingdom)                                                                       4,270,000      65.168        .30
Valmet Oy (Finland)                                                                            3,400,000      39.081        .18
Kvaerner AS, Class A (Norway)                                                                    924,800      16.455        .07
Kawasaki Heavy Industries, Ltd. (Japan)                                                        3,330,000       7.253        .03



METALS: NONFERROUS  -  0.56%
Pechiney, Class A (France)                                                                     2,878,675     104.083        .47
WMC Ltd. (Australia)                                                                           6,064,917      19.351        .09



OTHER INDUSTRIES  -  2.08%
Bombardier Inc., Class B (Canada)                                                              8,400,000     110.607        .50
Seagram Co. Ltd. (Canada)                                                                      1,200,000      60.000        .27
Buhrmann NV (Netherlands)                                                                      2,744,000      47.682        .22
ADVANTEST CORP. (Japan)                                                                          545,200      41.655        .19
Mitsui & Co., Ltd. (Japan)                                                                     5,600,000      37.869        .17
Qantas Airways Ltd. (Australia)                                                               14,109,102      37.369        .17
Granada Group PLC (United Kingdom)                                                             1,648,765      33.835        .15
Tokyo Electron Ltd. (Japan)                                                                      575,000      29.757        .14
Stolt-Nielsen SA, Class B (ADR) (Incorporated in Luxembourg)                                   1,147,500      13.985
Stolt-Nielsen SA                                                                                 837,000       9.050        .10
Bergesen d.y. AS, Class B (Norway)                                                             1,130,000      14.622
Bergesen d.y. AS, Class A                                                                        542,800       7.446        .10
Rank Group PLC (United Kingdom)                                                                2,500,000       9.120        .04
Mandarin Oriental International Ltd. (Singapore)                                               9,670,312       6.286        .03


MISCELLANEOUS - 1.79%
Other equity securities in intial period of acquisition                                                      394.852       1.79
                                                                                                         ---------- ----------
TOTAL EQUITY SECURITIES (cost: $13,907.584 million)                                                       19,881.562      90.03
                                                                                                         ---------- ----------

BONDS & NOTES
                                                                                              Principal
                                                                                                 Amount
                                                                                             (Millions)
BROADCASTING & PUBLISHING  -  .08%
Grupo Televisa, SA  0%/13.25% 2008 (4)                                                          $20.000       16.850        .08



MULTI-INDUSTRY  -  .01%
Hutchison Whampoa Finance (CI) Ltd., Series D, 6.988% 2037 (1)                                     1.350       1.278
Hutchison Whampoa, Series C, 7.50% 2027 (1)                                                        1.450       1.248        .01



GOVERMENTS AND GOVERNMENTAL AUTHORITIES
 (excluding U.S. government) - .47%
Brazil (Federal Republic of), Bearer 8.00% 2014                                                  130.645      83.286        .38
Argentina (Republic of)11.75% 2007                                                            ARP14.000       12.854
Argentina (Republic of)11.375% 2017                                                                7.500       7.097        .09

                                                                                                         ---------- ----------
TOTAL BONDS & NOTES (cost: $111.319 million)                                                                 122.613        .56
                                                                                                         ---------- ----------

                                                                                              Principal     Market     Percent
                                                                                                 Amount       Value     of Net
SHORT-TERM SECURITIES                                                                        (Millions)  (Millions)     Assets

Corporate Short-Term Notes - 7.03%
BMW U.S. Capital Corp. 4.77%-4.80% due 4/12-5/5/1999                                              92.000      91.786        .42
International Business Machines Corp. 4.81%-4.86%
 due 4/21-6/10/1999                                                                               80.000      79.590        .36
FCE Bank PLC 4.81%-4.83% due 4/09-5/21/1999                                                       79.200      78.870        .36
Ciesco LP 4.78%-4.83% due 4/8-5/20/1999                                                           77.900      77.511        .35
Associates First Capital Finance BV 4.83%-4.87%
 due 4/29-6/7/1999                                                                                77.400      76.967        .35
Abbey National North America 4.80%-4.84% due 4/12-5/13/1999                                       75.000      74.681        .33
DaimlerChrylser NA Holdings 4.82%-4.87% due 4/28-5/24/1999                                        70.775      70.375        .33
Halifax PLC 4.75%-4.83% due 4/7-6/3/1999                                                          68.500      68.186        .31
Xerox Capital (Europe) PLC 4.78%-4.80% due 4/27-5/5/1999                                          66.000      65.723        .29
Toyota Motor Credit Corp. 4.80%-4.82% due 4/6-6/28/1999                                           57.671      57.233        .26
Lloyds Bank PLC 4.83%-4.84% due 4/1-4/6/1999                                                      57.200      57.173        .26
Rio Tinto America Inc. 4.83%-4.84% due 5/25-6/7/1999                                              56.000      55.496        .25
American Honda Finance Corp. 4.83%-4.85% due 4/13-5/25/1999                                       55.200      54.880        .25
British Columbia (Province of) 4.77%-4.97% due 4/13-5/13/1999                                     53.775      53.634        .25
Canadian Wheat Board 4.80% due 5/27/1999                                                          53.283      52.875        .24
General Electric Capital Corp. 4.80%-4.84% due 5/7-5/19/1999                                      51.400      51.108        .23
Commonwealth Bank of Australia 4.85% due 4/12/1999                                                50.000      49.920        .23
American Express Credit Corp. 4.77%-4.82% due 4/23-4/26/1999                                      45.300      45.148        .20
Svenska Handelsbanken 4.78%-4.89% due 5/3-5/28/1999                                               45.000      44.783        .20
Motiva Enterprises LLC 4.83%-4.88% due 4/9-5/11/1999                                              42.500      42.304        .19
Westpac Capital Corp. 4.82% due 4/13/1999                                                         40.000      39.931        .19
Telstra Corp. Ltd. 4.80%-4.86% due 4/16-5/14/1999                                                 40.000      39.876        .18
France Telecom 4.83% due 4/13-5/17/1999                                                           40.000      39.801        .18
Repsol International Finance BV 4.80%-4.82% due 5/10-7/15/1999                                    38.800      38.367        .17
Siemens Capital Corp. 4.74%-4.80% due 4/21-5/26/1999                                              36.800      36.660        .16
BP America Inc. 4.74%-4.79% due 4/22-5/13/1999                                                    35.900      35.774        .16
ABN-AMRO North America Finance Inc. 4.80% due 4/8/1999                                            25.000      24.973        .11
Societe Generale North America Inc. 4.78% due 4/28/1999                                           25.000      24.906        .11
Barclays U.S. Funding Corp. 4.81% due 6/8/1999                                                    25.000      24.767        .11



Federal Agency Discount Notes - 1.65%
Freddie Mac 4.73%-4.80% due 4/12-6/10/1999                                                       193.600     192.393        .87
Fannie Mae 4.71%-4.79% due 4/6-6/10/1999                                                         171.539     170.980        .78



Certificates of Deposit - 0.57%
Barclays Bank PLC 4.87% due 4/15/1999                                                             50.000      50.000        .23
Rabobank Nederland NV 4.85% due 5/6/1999                                                          50.000      49.997        .23
Canadian Imperial Bank of Commerce 4.84% due 4/5/1999                                             25.000      25.000        .11


Non-U.S. Currency - 0.03%
New Taiwanese Dollar                                                                         NT$255.268        7.707        .03
                                                                                                         ---------- ----------

TOTAL SHORT-TERM SECURITIES (cost:  $2,050.961 million)                                                    2,049.375       9.28
                                                                                                         ---------- ----------

TOTAL INVESTMENT SECURITIES (cost:  $16,069.864 million)                                                  22,053.550      99.87
Excess of cash and receivables over payables                                                                  29.425        .13
                                                                                                         ---------- ----------

NET ASSETS                                                                                              $22,082.975    100.00%
                                                                                                         ==========     ======


(1) Non-income-producing securities.
(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(3)  Valued under procedures established by the Board of Trustees.
(4)  Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
FDR = Fiduciary Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental, and are not covered by the Report of Independent Accountants.

See Notes to Financial Statements

EuroPacific Growth Fund
Financial Statements
-----------------------------                                               --------        --------
Statement of Assets and Liabilities
at March 31, 1999                                              (dollars in millions)
-----------------------------                                               --------        --------
ASSETS:
Investment securities at market
 (cost: $16,069.864)                                                                     $22,053.550
Cash                                                                                           1.578
Receivables for-
 Sales of investments                                                        $17.919
 Sales of fund's shares                                                       29.897
 Dividends and accrued interest                                               82.915         130.731
                                                                            --------        --------
                                                                                          22,185.859
LIABILITIES:
Payables for-
 Purchases of investments                                                     44.356
 Repurchases of fund's shares                                                 43.456
 Management services                                                           8.583
 Accrued expenses                                                              6.489         102.884
                                                                            --------        --------
NET ASSETS AT MARCH 31, 1999-
 Equivalent to $30.21 per share on
 730,990,876 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                             $22,082.975
                                                                                          ==========



Statement of Operations
for the year ended March 31, 1999 (dollars in millions)
-----------------------------                                               --------        --------
INVESTMENT INCOME:
Income:
 Dividends                                                                  $341.656
 Interest                                                                    132.846        $474.502
                                                                            --------
Expenses:
 Management services fee                                                      96.690
 Distribution expenses                                                        48.882
 Transfer agent fee                                                           15.869
 Reports to shareholders                                                        .653
 Registration statement and prospectus                                         1.183
 Postage, stationery and supplies                                              2.872
 Trustees' fees                                                                 .207
 Auditing and legal fees                                                        .096
 Custodian fee                                                                 7.402
 Taxes other than federal income tax                                            .321
 Other expenses                                                                 .379         174.554
                                                                            --------        --------
 Net investment income                                                                       299.948
                                                                                            --------
REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
Net realized gain                                                                            769.649
Net change in unrealized appreciation on:
 Investments                                                                 527.740
Net increase in unrealized appreciation
 Forward currency contracts                                                   (3.822)        523.918
                                                                            --------        --------
 Net realized gain and unrealized
  appreciation on investments                                                              1,293.567
                                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                               $1,593.515
                                                                                          ==========




-----------------------------                                               --------        --------

Statement of Changes in Net Assets                               Year ended March 31
(dollars in millions)                                                           1999            1998
-----------------------------                                               --------        --------
OPERATIONS:
Net investment income                                                   $    299.948    $    314.266
Net realized gain on investments                                             769.649       1,082.594
Net increase in unrealized appreciation
 on investments                                                              523.918       2,212.606
                                                                            --------        --------
 Net increase in net assets resulting
  from operations                                                          1,593.515       3,609.466
                                                                            --------        --------

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income                                        (258.117)       (294.902)
Distributions from net realized gain on
 investments                                                                (901.166)      (1301.823)
                                                                            --------        --------
 Total dividends and distributions                                         (1159.283)      (1596.725)
                                                                            --------        --------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold: 149,373,115
 and 177,804,677 shares, respectively                                      4,252.412       4,969.746
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 39,600,216 and 58,392,228 shares,
 respectively                                                              1,110.693       1,529.590
Cost of shares repurchased: 179,052,856
 and 142,024,433 shares, respectively                                      (5030.545)      (3932.937)
                                                                            --------        --------

 Net increase in net assets resulting from
  capital share transactions                                                 332.560       2,566.399
                                                                            --------        --------

TOTAL INCREASE IN NET ASSETS                                                 766.792       4,579.140

NET ASSETS:
Beginning of year                                                         21,316.183      16,737.043
                                                                            --------        --------
End of year (including undistributed
 net investment income:  $65.361
 and $71.284, respectively)                                              $22,082.975     $21,316.183
                                                                          ==========      ==========



See Notes to Financial Statements

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing in the securities of companies based outside the United States.

SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary   receipts, are
valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. NON-U.S. TAXATION

Net realized gain and net unrealized gain of the fund derived in India are subject to certain non-U.S. taxes at a rate of 10%. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.


3. FEDERAL INCOME TAXATION

It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

As of March 31, 1999, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $5,983,490,000, net of accumulated deferred taxes totaling $196,000 on unrealized appreciation of Indian securities, of which $6,848,150,000 related to appreciated securities and $864,464,000 related to depreciated securities. During the year ended March 31, 1999, the fund realized, on a tax basis, a net capital gain of $767,021,000 on securities transactions. Net gains related to non-U.S. currency and other transactions of $2,628,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for federal income tax purposes was $16,079,407,000 at March 31, 1999.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $96,690,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.69% of the first $500 million of average net assets; 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion; 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion; 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion; 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion; 0.45% of such assets in excess of $10.5 billion but not exceeding $17.0 billion; and 0.445% of such assets in excess of $17.0 billion.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended March 31, 1999, distribution expenses under the Plan were $48,882,000. As of March 31, 1999, accrued and unpaid distribution expenses were $3,794,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $6,399,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $15,869,000.

TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1999, aggregate deferred compensation and earnings thereon since the plan's adoption (1993), net of any payments to Trustees, were $654,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,832,297,000 and $6,423,027,000, respectively, during the year ended March 31, 1999.

As of March 31, 1999, accumulated undistributed net realized gain on investments was $137,172,000 and paid-in capital was $15,166,355,000. The fund reclassified $99,000 to undistributed net investment income from undistributed net realized gains; and reclassified $47,853,000 and $67,505,000 from undistributed net investment income and undistributed net realized gains, respectively, to paid-in capital for the year ended March 31, 1999.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $7,402,000 includes $179,000 that was paid by these credits rather than in cash.

Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended March 31, 1999, such non-U.S. taxes were $38,344,000. Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, and other receivables and payables, on a book basis, were $808,000 for the year ended March 31, 1999.

At March 31, 1999, the fund had no outstanding forward currency contracts to sell non-U.S. currencies.

Per-Share Data and Ratios
                                                                         Year    Ended March 31
                                                                        1999       1998     1997     1996    1995

Net Asset Value, Beginning of Year                                      $29.56   $26.70   $24.28   $20.89  $21.95
                                                                       ------   ------   ------   ------  ------
 Income From Investment Operations:
  Net investment income                                                   .42      .45      .46      .46     .35
  Net gains or losses on securities (both
   realized and unrealized)                                              1.85     4.79     3.28     3.63    (.19)
                                                                       ------   ------   ------   ------  ------
   Total from investment operations                                      2.27     5.24     3.74     4.09     .16
                                                                       ------   ------   ------   ------  ------
 Less Distributions:
  Dividends (from net investment income)                                 (.36)   (.433)    (.41)    (.49)  (.317)
  Dividends (from net realized non-U.S. currency gains) (1)                 -    (.017)    (.03)       -   (.003)
  Distributions (from capital gains)                                    (1.26)   (1.93)    (.88)    (.21)   (.90)
                                                                       ------   ------   ------   ------  ------
   Total distributions                                                  (1.62)   (2.38)   (1.32)    (.70)  (1.22)
                                                                       ------   ------   ------   ------  ------
Net Asset Value, End of Year                                           $30.21   $29.56   $26.70   $24.28  $20.89
                                                                       ======   ======   ======   ======  ======

Total Return (2)                                                         8.18%   20.97%   15.88%   19.84%    .71%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                                $22,083  $21,316  $16,737  $12,335  $8,588
 Ratio of expenses to average net assets                                  .84%     .86%     .90%     .95%    .97%
 Ratio of net income to average net assets                               1.45%    1.64%    1.77%    2.09%   1.80%
 Portfolio turnover rate                                                31.73%   30.51%   25.82%   21.77%  16.02%



(1) Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

(2)  Excludes maximum sales charge of 5.75%.

Report of Independent Accountants

To the Board of Trustees and Shareholders of EuroPacific Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of EuroPacific Growth Fund (the "Fund") at March 31, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
April 30, 1999

Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:


                                                Dividends and Distributions per Share

To                      Payment Date            From Net           From Net             From Net
Shareholders of Record                           Investment         Realized             Realized
                                                Income             Short-term           Long-term
                                                                   Gains                Gains

June 5, 1998            June 8, 1998            $ .21              -                    $ .48

December 16, 1998       December 17, 1998       .15                -                    .78


The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

The fund makes an election under the Internal Revenue Code Section 853 to pass through non-U.S. taxes paid by the fund to its shareholders. The amount of non-U.S. taxes for the fiscal year ended March 31, 1999 is $0.0533 on a per-share basis. Foreign source income earned by the fund was $0.3154 on a per-share basis. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their option. Generally, it is more advantageous to claim a credit rather than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income represents qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV AND OTHER TAX INFORMATION WHICH WERE MAILED IN JANUARY 1999 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1998 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                    PART C
                              OTHER INFORMATION

                            EUROPACIFIC GROWTH FUND

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).

(b) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).

(c) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).

(d) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).

(e) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).

(f) None.

(g) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).

(h) None.

(i) Not applicable to this filing.

(j) Consent of Independent Accountants.

(k) None.

(l) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).

(m) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).

(n) EX-27 Financial data schedule (EDGAR).

(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VI of the Trust's By-Laws states:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)   (1)                                      (2)                             (3)



      NAME AND PRINCIPAL                       POSITIONS AND OFFICES           POSITIONS AND OFFICES

      BUSINESS ADDRESS                         WITH UNDERWRITER                WITH REGISTRANT



      David L. Abzug                           Regional Vice President         None

      27304 Park Vista Road
      Agoura Hills, CA  91301



      John A. Agar                             Vice President                  None
      1501 N. University, Suite 227A
      Little Rock, AR  72207



      Robert B. Aprison                        Vice President                  None

      2983 Bryn Wood Drive

      Madison, WI  53711



L     William W. Bagnard                       Vice President                  None



      Steven L. Barnes                         Senior Vice President           None

      5400 Mount Meeker Road

      Boulder, CO  80301



B     Carl R. Bauer                            Assistant Vice President        None

      Michelle A. Bergeron                     Vice President                  None
      4160 Gateswalk Drive
      Smyrna, GA  30080



      Joseph T. Blair                          Senior Vice President           None

      27 Drumlin Road

      West Simsbury, CT  06092



      John A. Blanchard                        Vice President                  None

      6421 Aberdeen Road

      Mission Hills, KS  66208



      Ian B. Bodell                            Senior Vice President           None

      P.O. Box 1665

      Brentwood, TN  37024-1665



      Michael L. Brethower                     Senior Vice President           None

      2320 North Austin Avenue

      Georgetown, TX  78626



      C. Alan Brown                            Regional Vice President         None

 4129 Laclede Avenue
       St. Louis, MO  63108



H     J. Peter Burns                           Vice President                  None



      Brian C. Casey                           Regional Vice President         None

      8002 Greentree Road

      Bethesda, MD  20817



      Victor C. Cassato                        Senior Vice President           None

      609 W. Littleton Blvd., Suite 310

      Littleton, CO  80120



      Christopher J. Cassin                    Senior Vice President           None

      111 W. Chicago Avenue, Suite G3

      Hinsdale, IL  60521



      Denise M. Cassin                          Vice President                 None

      1301 Stoney Creek Drive

      San Ramon, CA  94538



L     Larry P. Clemmensen                      Director                        None



L     Kevin G. Clifford                        Director, President and         None

                                               Co-Chief Executive Officer

      Ruth M. Collier                          Senior Vice President           None

      145 West 67th St., #12K

      New York, NY  10023



S     David Coolbaugh                          Assistant Vice President        None



      Thomas E. Cournoyer                      Vice President                  None

      2333 Granada Boulevard

      Coral Gables, FL  33134



      Douglas A. Critchell                     Senior Vice President           None

      3521 Rittenhouse Street, N.W.

      Washington, D.C.  20015



L     Carl D. Cutting                          Vice President                  None



      Daniel J. Delianedis                     Regional Vice President         None

      8689 Braxton Drive

      Eden Prairie, MN  55347



      Michael A. Dilella                       Vice President                  None

      P. O. Box 661

      Ramsey, NJ  07446



      G. Michael Dill                          Senior Vice President           None
      505 E. Main Street

      Jenks, OK  74037



      Kirk D. Dodge                            Senior Vice President           None

      633 Menlo Avenue, Suite 210

      Menlo Park, CA  94025



      Peter J. Doran                           Senior Vice President           None

      1205 Franklin Avenue

      Garden City, NY  11530



L     Michael J. Downer                        Secretary                       None



      Robert W. Durbin                         Vice President                  None

      74 Sunny Lane

      Tiffin, OH  44883



I     Lloyd G. Edwards                         Senior Vice President           None



L     Paul H. Fieberg                          Senior Vice President           None



      John Fodor                                Vice President                 None

      15 Latisquama Road

      Southborough, MA  01772



      Clyde E. Gardner                         Senior Vice President           None

      Route 2, Box 3162

      Osage Beach, MO  65065



B     Evelyn K. Glassford                      Vice President                  None



      Jeffrey J. Greiner                       Vice President                  None

      12210 Taylor Road

      Plain City, OH  43064

L     Paul G. Haaga, Jr.                       Director                        None



B     Mariellen Hamann                         Assistant Vice President        None



      David E. Harper                          Senior Vice President           None

      R.D. 1, Box 210, Rte 519

      Frenchtown, NJ  08825



      Ronald R. Hulsey                         Vice President                  None

      6744 Avalon

      Dallas, TX  75214



      Robert S. Irish                          Regional Vice President         None

      1225 Vista Del Mar Drive

      Delray Beach, FL  33483



      Michael J. Johnston                      Director                        None

      630 Fifth Avenue, 36th Floor

      New York, NY  10111



B     Damien M. Jordan                         Vice President                  None



      Arthur J. Levine                         Senior Vice President           None

      12558 Highlands Place

      Fishers, IN  46038



B     Karl A. Lewis                            Assistant Vice President        None



      T. Blake Liberty                         Regional Vice President         None

      5506 East Mineral Lane

      Littleton, CO  80122



      Mark Lien                                Regional Vice President         None
      5570 Beechwood Terrace
      West Des Moines, IA  50266

L     Lorin E. Liesy                           Assistant Vice President        None



L     Susan G. Lindgren                        Vice President -                None
                                               Institutional

                                               Investment Services



LW    Robert W. Lovelace                       Director                        Senior Vice President



      Stephen A. Malbasa                       Vice President                  None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel                         Senior Vice President           None

      5241 South Race Street

      Littleton, CO  80121



L     J. Clifton Massar                        Director, Senior Vice           None
                                               President



L     E. Lee McClennahan                       Senior Vice President           None



L     Jamie R. McCrary                         Assistant Vice President        None



S     John V. McLaughlin                       Senior Vice President           None



      Terry W. McNabb                          Vice President                  None

      2002 Barrett Station Road

      St. Louis, MO  63131



L     R. William Melinat                       Vice President -                None
                                               Institutional

                                               Investment Services



      David R. Murray                          Vice President                  None

      60 Briant Drive

      Sudbury, MA  01776



      Stephen S. Nelson                        Vice President                  None

      P.O. Box 470528

      Charlotte, NC  28247-0528



      William E. Noe                           Regional Vice President         None

      304 River Oaks Road

      Brentwood, TN  37027



      Peter A. Nyhus                           Vice President                  None

      3084 Wilds Ridge Court

      Prior Lake, MN  55372

      Eric P. Olson                            Vice President                  None

      62 Park Drive

      Glenview, IL  60025



      Fredric Phillips                         Senior Vice President           None

      175 Highland Avenue, 4th Floor

      Needham, MA  02494



B     Candance D. Pilgrim                      Assistant Vice President        None



      Carl S. Platou                           Vice President                  None

      4021 96th Avenue, S.E.

      Mercer Island, WA  98040



L     John O. Post                             Vice President                  None



S     Richard P. Prior                         Assistant Vice President        None



      Steven J. Reitman                        Senior Vice President           None

      212 The Lane

      Hinsdale, IL  60521



      Brian A. Roberts                          Vice President                 None

      P.O. Box 472245

      Charlotte, NC  28247



      George S. Ross                           Senior Vice President           None

      55 Madison Avenue

      Morristown, NJ  07962



L     Julie D. Roth                            Vice President                  None



L     James F. Rothenberg                      Director                        None



      Douglas F. Rowe                          Vice President                  None

      30008 Oakland Hills Drive

      Georgetown, TX  78628



      Christopher S. Rowey                     Regional Vice President         None

      9417 Beverlywood Street

      Los Angeles, CA  90034



      Dean B. Rydquist                         Senior Vice President           None

      1080 Bay Pointe Crossing

      Alpharetta, GA  30005

      Richard R. Samson                        Senior Vice President           None

      4604 Glencoe Avenue, #4

      Marina del Rey, CA  90292



      Joseph D. Scarpitti                      Vice President                  None

      31465 St. Andrews

      Westlake, OH  44145



L     R. Michael Shanahan                      Director                        None



      David W. Short                           Director, Chairman of the       None
      1000 RIDC Plaza, Suite 212               Board and Co-Chief
      Pittsburgh, PA  15238                    Executive Officer



      William P. Simon, Jr.                    Senior Vice President           None

      912 Castlehill Lane

      Devon, PA  91333



L     John C. Smith                            Assistant Vice President -      None
                                               Institutional Investment
                                               Services



      Rodney G. Smith                          Vice President                  None

      100 N. Central Expressway
      Suite 1214

      Richardson, TX  75080



      Tony Soave                               Regional Vice President         None
      8831 Morning Mist Drive
      Clarkston, MI  48348

      Nicholas D. Spadaccini                   Regional Vice President         None

      855 Markley Woods Way

      Cincinnati, OH  45230



L     Kristen J. Spazafumo                     Assistant Vice President        None



      Daniel S. Spradling                      Senior Vice President           None

      181 Second Avenue
      Suite 228

      San Mateo, CA  94401



B     Max D. Stites                            Vice President                  None



      Thomas A. Stout                          Regional Vice President         None

      3919 Whooping Crane Circle
      Virginia Beach, VA  23455





      Craig R. Strauser                        Vice President                  None

      3 Dover Way

      Lake Oswego, OR  97034



      Francis N. Strazzeri                     Senior Vice President           None

      31641 Saddletree Drive

      Westlake Village, CA  91361



L     Drew W. Taylor                           Assistant Vice President        None



S     James P. Toomey                           Vice President                 None



I     Christopher E. Trede                      Vice President                 None



      George F. Truesdail                      Vice President                  None

      400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith                     Vice President                  None

      60 Reedland Woods Way

      Tiburon, CA  94920



      Thomas E. Warren                         Regional Vice President         None

      119 Faubel Street

      Sarasota, FL  34242



L     J. Kelly Webb                            Senior Vice President,          None
                                               Treasurer



      Gregory J. Weimer                        Vice President                  None

      206 Hardwood Drive

      Venetia, PA  15367



B     Timothy W. Weiss                         Director                        None



      George Wenzel                            Regional Vice President         None
      3406 Shakespeare Drive
      Troy, MI  48084

      N. Dexter Williams                       Senior Vice President           None
      P.O. Box 2200
      Danville, CA  94526



      Timothy J. Wilson                        Vice President                  None

      113 Farmview Place

      Venetia, PA  15367



B     Laura L. Wimberly                        Vice President                  None



H     Marshall D. Wingo                        Director, Senior Vice           None
                                               President



L     Robert L. Winston                        Director, Senior Vice           None
                                               President



      William R. Yost                          Vice President                  None

      9320 Overlook Trail

      Eden Prairie, MN  55347



      Janet M. Young                           Regional Vice President         None

      1616 Vermont

      Houston, TX  77006



      Scott D. Zambon                          Regional Vice President         None

      320 Robinson Drive

      Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA 23514.

Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.

  None

ITEM 30. UNDERTAKINGS.

  n/a

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of May, 1999.

  EuroPacific Growth Fund
  By /s/ William R. Grimsley
     William R. Grimsley, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on May 27, 1999, by the following persons in the capacities indicated.

 SIGNATURE                                 TITLE
(1) Principal Executive Officer:
  /s/ Mark E. Denning                      President
 Mark E. Denning
(2) Principal Financial Officer and
 Principal Accounting Officer:
  /s/ R. Marcia Gould                      Treasurer
    R. Marcia Gould
(3) Trustees:
 Elisabeth Allison*                        Trustee
 Michael R. Bonsignore*                    Trustee
 Gina H. Despres                           Trustee
 Robert A. Fox*                            Trustee
 Alan Greenway*                            Trustee
 William R. Grimsley*                      Chairman of the Board
 Koichi Itoh*                              Trustee
 William H. Kling*                         Trustee
 John G. McDonald*                         Trustee
 William I. Miller*                        Trustee
 Kirk P. Pendleton                         Trustee
 Donald E. Petersen*                       Trustee
 Thierry Vandeventer                       Vice Chairman

*By  /s/ Vincent P. Corti
 Vincent P. Corti, Attorney-in-Fact

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

    /s/ Michael J. Downer
    (Michael J. Downer)